UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 01/31/2024

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JANUARY 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S.
Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities (MSCI
Europe, Australasia, Far
East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.18 9.28
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investment Objective
BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2024, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 3-month U.S. Treasury Bill Index. The Fund is not managed specifically to a benchmark due to the nature of its strategy, so the index return listed above is for reference purposes only.
What factors influenced performance?
The Fund’s U.S. absolute return strategies led performance during the reporting period. Specifically, idiosyncratic long positions, event-related trades, capital structure trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed to performance.
Directional positions in European high yield bonds, financial issues, and mezzanine collateralized loan obligations (“CLO”s) were accretive to performance. Directional positioning in U.S. high yield and short-term U.S. investment-grade bonds was also additive.
U.S. carry (income) strategies also helped results, led by holdings in enhanced equipment trust certificates, commercial mortgage-backed securities, and CLOs. European carry strategies, which primarily consisted of CLOs and bank loans, further aided performance.
Idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management strategies, detracted from performance. Relative value positions in European investment-grade bonds also detracted modestly.
As part of its investment strategy, the Fund uses derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions, and—depending on the market environment—the Fund may utilize various instruments, including but not limited to bonds, equities, and derivatives. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund started the period at a net long position of 70%, and it subsequently cut risk to end January 2024 at a net long position of 59%. The net long reduction was primarily due to decreases in long positions in the United States and emerging markets.
In both the United States and Europe, the investment adviser increased the Fund’s net long positions in high yield cash bonds while decreasing its allocation to investment-
grade corporates. In Europe, it increased the extent of short positions in credit default indexes and marginally increased the Fund’s weighting in bank loans. In the United
States, the investment adviser marginally decreased the Fund’s allocation to bank loans and made a small increase in collateralized mortgage-backed securities.
Overall, the Fund had a continued emphasis on absolute return strategies, with a focus on opportunities in issuers with a potential catalyst.
The Fund’s cash position was above 15% at the close of the period. The Fund may express long and short positions through derivatives, including the credit default swap market, which does not require a cash outlay like that of traditional cash bonds. The Fund sold sovereign, investment-grade, and high yield bonds and utilized more credit default swaps.
Describe portfolio positioning at period end.
The investment adviser believed the current market backdrop, which was characterized by continued elevated volatility and persistently high correlations, underscored the importance of an active approach to credit investing in order to capitalize on opportunities and mitigate risk. At period-end, the Fund maintained a larger allocation to absolute return strategies that were expected to benefit from this environment. The Fund ended the period with net long credit positions of 15% of net assets in Europe, 41% in the
United States, 3% in Asia and the emerging markets, and 59% overall.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2024 (continued)

Fund Summary
BlackRock Global Long/Short Credit Fund
Performance
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 6.08% 6.07% 5.46% 8.04% N/A 2.92% N/A 2.10% N/A
Investor A ............... 5.62 5.62 5.31 7.75 3.44% 2.67 1.83% 1.84 1.42%
Investor C ............... 5.08 5.07 5.02 6.98 5.98 1.91 1.91 1.23 1.23
Class K ................ 6.17 6.16 5.43 8.13 N/A 3.00 N/A 2.16 N/A
ICE BofA 3-Month U.S.
Treasury Bill Index
(c)
....... — — 2.73 5.13 N/A 1.93 N/A 1.29 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/
Short Credit Fund (the “Predecessor Fund”), a series of BlackRock Funds
SM
, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month
U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom
4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4pm. The change of the Index's standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(08/01/23)
Ending
Account
Value
(01/31/24)
Including
Dividend
Expense
and Interest
Expense
(a)
Excluding
Dividend
Expense
and Interest
Expense
(a)
Beginning
Account
Value
(08/01/23)
Ending
Account
Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Institutional .... $ 1,000.00 $ 1,054.60 $ 7.70 $ 6.20 $ 1,000.00 $ 1,017.65 $ 7.56 $ 1,019.10 $ 6.09 1.49% 1.20%
Investor A ..... 1,000.00 1,053.10 8.77 7.28 1,000.00 1,016.59 8.62 1,018.05 7.15 1.70 1.41
Investor C ..... 1,000.00 1,050.20 12.68 11.18 1,000.00 1,012.77 12.45 1,014.23 10.99 2.46 2.17
Class K ...... 1,000.00 1,054.30 7.28 5.73 1,000.00 1,018.05 7.15 1,019.56 5.63 1.41 1.11
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Fund Summary
as of January 31, 2024 (continued)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 48.0% 1.8% 49.8%
United Kingdom .......................... 10.2 0.5 10.7
Ireland ................................ 7.1 — 7.1
Germany .............................. 4.8 0.2 5.0
France ................................ 4.2 0.1 4.3
Cayman Islands .......................... 3.4 — 3.4
Italy .................................. 3.2 — 3.2
Spain ................................. 3.1 — 3.1
Luxembourg ............................ 3.0 — 3.0
Netherlands ............................ 1.8 — 1.8
Portugal ............................... 1.5 — 1.5
Austria ................................ 0.8 0.4 1.2
Sweden ............................... 0.8 0.4 1.2
Japan ................................ 1.0 — 1.0
Other
(b)
................................ 3.7 0.0 3.7
Total ................................. 96.6% 3.4% 100.0%
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(d)
AAA/Aaa
(e)
...................................... 8.7%
AA/Aa ......................................... 0.2
A ............................................. 0.8
BBB/Baa ....................................... 12.2
BB/Ba ......................................... 27.3
B ............................................ 30.7
CCC/Caa ....................................... 5.3
CC/Ca ......................................... 0.2
NR ........................................... 14.6
(a)
Total investments include the gross market values of long and short positions and exclude short-term securities, options purchased and options written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
Excludes short-term securities, options purchased, options written and borrowed bonds.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at  NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2024
BlackRock Semi-Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 3.2%
(a)(b)
ACAS CLO Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR
at 0.89% Floor + 1.15%), 6.45%,
10/18/28 ................. USD 505 $ 505,005
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.53%,
10/16/30 ................. 420 419,736
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.68%, 07/16/31 ............ 238 238,472
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 6.64%,
04/20/31 ................. 225 225,566
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.53%, 10/20/30 ............ 249 249,563
Apidos CLO XXV Ltd., Series 2016-
25A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%),
6.75%, 10/20/31 ............ 249 249,709
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. CME Term SOFR
at 0.93% Floor + 1.19%), 6.51%,
07/17/30 ................. 343 343,067
Bain Capital Credit CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR at 0.26% Floor +
1.22%), 6.54%, 04/23/31 ....... 882 882,185
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.53%, 10/15/30 ....... 170 169,917
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.76%, 10/22/30 ... 1,144 1,146,738
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.58%, 04/20/31 ... 215 215,785
Carlyle Global Market Strategies CLO
Ltd.
Series 2013-3A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.68%, 10/15/30 ... 841 842,344
Series 2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.58%, 01/15/31 ... 194 194,804
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.69%, 05/15/31 ... 229 229,691
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR + 1.31%),
6.63%, 07/27/31 .......... 214 213,632
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.56%, 07/20/31 ... 220 220,410
Carlyle US CLO Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR +
1.28%), 6.60%, 04/20/31 ....... 633 633,762
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding VII CLO Ltd., Series
2018-7A, Class A1, (3-mo. CME
Term SOFR at 1.00% Floor +
1.26%), 6.58%, 01/20/31 ....... USD 854 $ 854,223
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.56%, 10/18/30 ... 668 669,208
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.63%, 04/24/30 ... 678 677,964
Series 2015-3A, Class AR, (3-mo.
CME Term SOFR at 0.87% Floor
+ 1.13%), 6.44%, 04/19/29 ... 146 146,419
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.01% Floor
+ 1.27%), 6.59%, 04/23/29 ... 1,056 1,056,543
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.53%, 04/20/30 ... 621 619,943
Series 2017-4A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.53%, 10/24/30 ... 381 380,813
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR + 1.30%),
6.62%, 04/20/31 .......... 951 952,139
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. CME
Term SOFR at 0.82% Floor +
1.08%), 6.46%, 11/15/28 ....... 543 543,686
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.60%, 04/15/29 ....... 899 899,178
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.55%, 04/15/31 ....... 215 215,790
Dryden 49 Senior Loan Fund, Series
2017-49A, Class AR, (3-mo. CME
Term SOFR at 0.95% Floor +
1.21%), 6.51%, 07/18/30 ....... 436 436,475
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.85%, 08/15/30 . 843 842,996
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.53%,
04/17/31 ................. 192 191,705
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.68%, 07/15/31 ............ 1,331 1,332,805
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 6.58%,
04/20/31 ................. 211 210,720
Galaxy XXI CLO Ltd., Series 2015-21A,
Class AR, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 6.60%,
04/20/31 ................. 212 212,489
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term
SOFR at 0.87% Floor + 1.13%),
6.45%, 04/24/29 ............ 303 302,794

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XXV CLO Ltd., Series 2018-
25A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
6.74%, 10/25/31 ............ USD 235 $ 235,462
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
6.67%, 05/16/31 ............ 912 912,034
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.56%),
6.88%, 07/15/31 ............ 222 221,472
Generate CLO 4 Ltd., Series 4A, Class
A1R, (3-mo. CME Term SOFR
at 1.09% Floor + 1.35%), 6.67%,
04/20/32 ................. 232 232,814
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.58%, 07/21/30 ....... 234 234,670
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR, (3-mo.
CME Term SOFR at 0.94% Floor +
1.20%), 6.52%, 10/21/30 ....... 487 487,611
Madison Park Funding XXIII Ltd.,
Series 2017-23A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.55%, 07/27/31 ....... 722 722,819
Madison Park Funding XXV Ltd.,
Series 2017-25A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.56%, 04/25/29 ....... 919 918,710
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
CME Term SOFR at 0.92% Floor +
1.18%), 6.50%, 10/15/29 ....... 704 703,999
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.61%, 04/22/29 ....... 582 581,851
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.48%, 10/18/30 . 470 469,639
OCP CLO Ltd.
Series 2017-13A, Class A1AR, (3-
mo. CME Term SOFR at 0.96%
Floor + 1.22%), 6.54%, 07/15/30 942 943,135
Series 2017-14A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.78%, 11/20/30 ... 206 206,444
Series 2019-17A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 6.62%, 07/20/32 ... 500 501,040
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR + 1.26%), 6.58%,
03/17/30 ................. 203 203,092
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.53%, 07/15/29 ....... 186 185,633
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 1.19% Floor +
1.45%), 6.77%, 01/20/31 ....... 210 210,118
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.55%, 04/15/31 ....... USD 552 $ 552,082
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.53%, 07/15/29 ....... 596 596,876
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.54%, 07/19/30 ....... 828 827,230
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.60%, 07/17/30 ....... 949 950,185
OZLM VII Ltd., Series 2014-7RA, Class
A1R, (3-mo. CME Term SOFR
at 1.01% Floor + 1.27%), 6.59%,
07/17/29 ................. 408 408,130
Palmer Square CLO Ltd., Series 2018-
1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
6.59%, 04/18/31 ............ 322 321,969
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 6.48%, 04/20/29 ... 72 72,523
Series 2021-2A, Class A1, (3-mo.
CME Term SOFR at 0.80% Floor
+ 1.06%), 6.43%, 05/20/29 ... 110 110,421
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 0.80% Floor
+ 1.06%), 6.38%, 10/15/29 ... 146 145,584
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.76%,
07/24/31 ................. 242 242,094
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR + 1.33%), 6.65%, 07/17/31 220 220,576
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.03% Floor + 1.29%), 6.61%,
04/20/31 ................. 1,701 1,703,766
Shackleton CLO Ltd., Series 2017-10A,
Class AR2, (3-mo. CME Term SOFR
at 0.89% Floor + 1.15%), 6.47%,
04/20/29 ................. 135 134,899
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (3-mo. CME Term
SOFR at 1.11% Floor + 1.37%),
6.70%, 04/25/31 ............ 195 195,089
Stratus CLO Ltd., Series 2021-2A,
Class A, (3-mo. CME Term SOFR
at 0.90% Floor + 1.16%), 6.48%,
12/28/29 ................. 160 159,580
Symphony CLO XV Ltd., Series 2014-
15A, Class AR3, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
6.66%, 01/17/32 ............ 500 498,801
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 6.42%,
01/17/32 ................. 176 176,255
32,812,879

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — 5.9%
(b)(c)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 8.54%, 07/15/35 . EUR 1,695 $ 1,830,808
Aqueduct European CLO DAC, Series
2022-7X, Class A, (3-mo. EURIBOR
at 2.05% Floor + 2.05%), 5.97%,
03/15/36 ................. 2,002 2,168,974
Arini European CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.83%, 07/15/36 .... 1,000 1,085,538
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.97%, 07/15/36 .... 480 520,620
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 4.67%, 01/16/31 . 897 959,992
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 4.77%, 06/23/34 ..... 1,500 1,596,811
Avoca CLO XIV DAC
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.64%, 01/12/31 .... 1,970 2,084,880
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.29%, 01/12/31 .... 2,200 2,246,297
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 771,133
Avoca CLO XV DAC
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 8.07%, 04/15/31 .... 1,765 1,835,970
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.78%, 04/15/31 .... 3,425 3,429,703
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 6.17%, 01/20/37 . 4,000 4,335,747
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.79%, 04/25/36 . 2,968 3,237,393
CIFC European Funding CLO IV
DAC, Series 4X, Class A, (3-mo.
EURIBOR at 0.95% Floor + 0.95%),
4.84%, 08/18/35 ............ 2,800 2,994,756
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.73%, 04/15/34 . 4,400 4,671,868
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.91%, 05/14/32 . 200 214,277
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
7.08%, 12/15/34 ............ 400 417,936
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor + 1.90%),
5.68%, 08/15/36 ............ 4,800 5,242,235
Invesco Euro CLO III DAC, Series 3X,
Class F, (3-mo. EURIBOR at 8.07%
Floor + 8.07%), 12.01%, 07/15/32 706 740,003
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 5.62%, 04/20/36 . 3,000 3,254,222
Security
Par (000)
Par (000) Value
Ireland (continued)
Margay CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 5.89%, 07/15/36 .... EUR 2,928 $ 3,194,779
Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 10.34%, 07/15/36 .... 285 309,593
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.45%, 04/17/34 ....... 438 471,453
OCP Euro CLO DAC, Series 2017-2X,
Class F, (3-mo. EURIBOR at 6.40%
Floor + 6.40%), 10.34%, 01/15/32 1,000 1,054,206
Palmer Square European CLO DAC
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.84%, 07/15/36 .... 4,700 5,112,469
Series 2023-1X, Class D, (3-mo.
EURIBOR at 6.20% Floor +
6.20%), 10.14%, 07/15/36 .... 1,036 1,131,852
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.93%, 07/16/34 . 870 902,927
Tikehau CLO VII DAC, Series 7X, Class
A, (3-mo. EURIBOR at 2.00% Floor
+ 2.00%), 5.97%, 10/20/35 ..... 4,500 4,877,842
60,694,284
United Kingdom — 0.3%
Greene King Finance plc, Series
B1,  (Sterling Overnight Index
Average + 1.92%), 7.14%,
12/15/34
(b)
................ GBP 1,518 1,596,817
Unique Pub Finance Co. plc (The)
(c)(d)
Series M,  7.39%, 03/28/24 ..... 55 69,605
Series N,  6.46%, 03/30/32 ..... 1,575 1,989,487
3,655,909
United States — 0.6%
(a)
522 Funding CLO Ltd., Series 2018-3A,
Class AR, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 6.62%,
10/20/31
(b)
................ USD 242 242,068
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.59%, 08/14/30
(b)
165 165,316
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.98% Floor + 1.24%), 6.62%,
05/15/30
(b)
................ 286 286,217
Frontier Issuer LLC, Series 2023-1,
Class A2, 6.60%, 08/20/53 ..... 4,765 4,798,222
GoldenTree Loan Opportunities X Ltd.,
Series 2015-10A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor +
1.38%), 6.70%, 07/20/31
(b)
..... 217 217,025
Greenwood Park CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR at 1.03% Floor +
1.29%), 6.61%, 04/15/31
(b)
..... 203 202,881
5,911,729
Total Asset-Backed Securities — 10.0%
(Cost: $104,059,122) ............................. 103,074,801

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Canada — 0.0%
CTC Triangle BV
(e)(f)
............ 1,318,669 $ 14
Germany — 0.0%
(e)
ADLER Group SA ............. 58,283 20,972
ADLER Group SA
(a)(c)
........... 121,205 44,692
65,664
Luxembourg — 0.0%
(e)(f)
New TOPCO
(g)
................ 59,462 —
Travelport Finance ............. 70 213,809
213,809
United Kingdom — 0.0%
(e)
Genius Sports Ltd. ............. 48,779 327,307
NEW Look Retailers
(f)
........... 5,436,112 69
327,376
United States — 1.2%
AGNC Investment Corp. ......... 160,000 1,516,800
Aiven, Inc. (Preference) , Series D
(f)
.. 6,597 531,190
Astra Space, Inc. , Class A
(e)
....... 3,047 6,033
BOK Financial Corp. ............ 393 32,949
Boyd Gaming Corp. ............ 1,002 63,617
Caesars Entertainment, Inc.
(e)
..... 2,909 127,618
California Resources Corp. ....... 4,348 207,313
Cheniere Energy, Inc. ........... 1,042 170,878
Chesapeake Energy Corp. ....... 907 69,939
Citigroup, Inc. ................ 3,984 223,781
Comerica, Inc. ................ 780 41,012
Crown PropTech Acquisitions
(e)(f)
.... 2,423 —
Crown PropTech Acquisitions
(e)(f)
.... 11,148 892
Crown PropTech Acquisitions , Class A
(e)
6,461 69,779
Customers Bancorp, Inc.
(e)
........ 315 16,834
CXApp, Inc., (Acquired 06/29/23, cost
$ 20 )
(e)(h)
.................. 10,167 52,968
DiamondRock Hospitality Co. ...... 17,519 160,124
Element Solutions, Inc. .......... 9,681 215,209
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$ 1,041,005)
(e)(f)(h)
............ 15,345 1,062,181
First Citizens BancShares, Inc. , Class A 75 113,250
Forestar Group, Inc.
(e)
........... 3,741 116,944
Golden Entertainment, Inc. ....... 1,794 68,854
Green Plains, Inc.
(e)
............ 11,567 239,784
HawkEye 360, Inc.
(e)(f)
........... 34,579 315,706
HCA Healthcare, Inc. ........... 343 104,581
Informatica, Inc. , Class A
(e)
....... 88,258 2,647,740
Latch, Inc.
(e)
................. 31,344 23,821
Lions Gate Entertainment Corp. , Class
A
(e)
..................... 125,865 1,312,772
M&T Bank Corp. .............. 405 55,930
Marathon Petroleum Corp. ....... 1,442 238,795
Mr Cooper Group, Inc.
(e)
......... 3,902 262,839
New Look Builders, Inc.
(e)(f)
....... 11,518,792 115
Paramount Global , Class B ....... 4,000 58,360
Park Hotels & Resorts, Inc. ....... 9,388 141,571
Phillips 66 ................... 2,068 298,433
Playstudios, Inc.
(e)
............. 50,453 110,997
Sarcos Technology & Robotics Corp.
(e)
2,874 1,552
Sarcos Technology & Robotics Corp.
(e)
35,879 19,382
Service Properties Trust ......... 24,354 188,256
Smith Douglas Homes Corp.
(e)
..... 1,932 49,710
Sonder Holdings, Inc. , Class A
(e)
.... 2,393 6,197
Sunstone Hotel Investors, Inc. ..... 10,543 112,494
Texas Capital Bancshares, Inc.
(e)
... 1,048 63,928
Security
Shares
Shares Value
United States (continued)
Transocean Ltd.
(e)
............. 54,566 $ 297,930
Tribune Resources LLC
(e)
........ 86,655 132,842
Valero Energy Corp. ............ 593 82,368
Xenia Hotels & Resorts, Inc. ...... 6,460 86,112
11,720,380
Total Common Stocks — 1.2%
(Cost: $25,050,262) .............................. 12,327,243
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.,
4.38%
,
04/01/31
(a)
........... USD 100 89,999
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ 91 96,119
Oceana Australian Fixed Income Trust
(f)
12.00%, 07/31/25 ........... AUD 178 116,847
12.50%, 07/31/26 ........... 267 175,708
12.50%, 07/31/27 ........... 445 293,782
772,455
Austria — 0.8%
ams-OSRAM AG
0.00%, 03/05/25
(c)(i)(j)
......... EUR 1,600 1,614,751
2.13%, 11/03/27
(c)(j)
.......... 1,100 930,213
10.50%, 03/30/29
(c)
.......... 1,385 1,616,511
12.25%, 03/30/29
(a)
.......... USD 3,500 3,783,395
7,944,870
Brazil — 0.0%
Embraer Netherlands Finance BV,
7.00%
,
07/28/30
(a)
........... 200 209,450
Suzano Austria GmbH, Series DM3N,
3.13%
,
01/15/32 ............ 120 98,100
307,550
Canada — 0.1%
(a)
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 104,788
Garda World Security Corp.
9.50%, 11/01/27 ............ 60 60,362
7.75%, 02/15/28 ............ 32 32,565
Husky Injection Molding Systems Ltd.,
9.00%
,
02/15/29 ............ 758 765,580
Mattamy Group Corp.
5.25%, 12/15/27 ............ 35 33,770
4.63%, 03/01/30 ............ 252 229,748
1,226,813
Chile — 0.0%
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 23 16,675
4.70%, 01/22/28 ............ 200 113,000
129,675
China — 0.3%
(c)(e)(k)
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(j)
...... EUR 7,100 3,452,837
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/22 ........... USD 200 4,500
3,457,337

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Geopark Ltd., 5.50%
,
01/17/27
(a)
... USD 200 $ 177,375
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 231 229,307
406,682
Cyprus — 0.1%
Bank of Cyprus PCL
(1-Year EUR Swap Annual +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,110 1,115,966
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(c)
........... 1,944 2,198,047
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 200 199,938
France — 3.1%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 295 301,608
11.50%, 02/01/27 ........... 419 444,323
4.25%, 10/15/29 ............ 1,110 905,239
Atos SE
(c)
0.00%, 11/06/24
(i)(j)
.......... 2,000 950,936
1.75%, 05/07/25 ............ 100 40,013
AXA SA, (5-Year EUR Swap Annual +
3.84%), 6.38%
(b)(c)(l)
.......... 1,325 1,458,776
BNP Paribas SA
(b)(l)
(USISOA05 + 4.15%), 6.63%
(a)
.. USD 500 499,252
Series TMO, (BFRTMO - 0.25%),
2.82% ................. EUR 1,163 1,168,134
Casino Guichard Perrachon SA
(b)(e)(k)(l)
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
3.69% ................. 7,464 22,183
(5-Year EURIBOR ICE Swap Rate +
3.82%), 3.99%
(c)
.......... 7,500 26,342
Clariane SE
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
4.13%
(b)(c)(l)
.............. GBP 3,200 1,946,573
Elior Group SA, 3.75%
,
07/15/26
(c)
.. EUR 679 685,335
Eutelsat SA, 1.50%
,
10/13/28
(c)
.... 1,800 1,353,053
Goldstory SAS
(c)
5.38%, 03/01/26 ............ 1,233 1,345,829
6.75%, 02/01/30 ............ 759 820,251
(3-mo. EURIBOR + 4.00%), 7.88%,
02/01/30
(b)
.............. 529 571,690
Iliad SA
(c)
5.38%, 06/14/27 ............ 2,100 2,325,717
5.38%, 02/15/29 ............ 800 885,482
5.63%, 02/15/30 ............ 400 447,922
La Financiere Atalian SASU
(c)
4.00%, 05/15/24 ............ 447 378,227
5.13%, 05/15/25 ............ 3,355 2,719,311
Novafives SAS
(c)
5.00%, 06/15/25 ............ 1,162 1,236,937
(3-mo. EURIBOR at 4.50% Floor +
4.50%), 8.43%, 06/15/25
(b)
... 1,810 1,928,017
Picard Bondco SA, 5.38%
,
07/01/27
(c)
700 718,590
Picard Groupe SAS, 3.88%
,
07/01/26
(c)
1,573 1,644,693
RCI Banque SA, (5-Year EUR Swap
Annual + 2.85%), 2.63%
,
02/18/30
(b)
(c)
...................... 4,400 4,636,203
Security
Par (000)
Par (000) Value
France (continued)
Sabena Technics SAS, (Acquired
10/28/22, cost $335,754), (3-mo.
EURIBOR + 5.00%), 8.93%
,
09/30/29
(b)(f)(h)
.............. EUR 342 $ 369,599
Vallourec SACA, 8.50%
,
06/30/26
(c)
. 1,812 1,971,952
Worldline SA, 0.00%
,
07/30/26
(c)(i)(j)
.. 591 572,162
32,374,349
Germany — 3.8%
ADLER Group SA, 21.00%
,
(21.00%
Cash or 21.00% PIK), 07/31/25
(c)(m)
1,000 969,838
Agps Bondco plc
(c)(e)(k)
6.00%, 08/05/25 ............ 1,900 818,765
5.50%, 11/13/26 ............ 700 297,204
5.00%, 04/27/27 ............ 1,900 804,084
5.00%, 01/14/29 ............ 2,300 971,376
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(l)
............... GBP 2,097 1,381,915
2.00%, 11/02/26 ............ EUR 1,000 964,525
0.38%, 04/15/27 ............ 1,500 1,321,363
1.45%, 07/09/28 ............ 2,300 2,007,920
AT Securities BV, (5-Year USD Swap
Semi + 3.55%), 7.75%
(b)(c)(l)
..... USD 3,250 1,787,500
ATF Netherlands BV, (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b)(c)(l)
EUR 1,200 726,230
Cheplapharm Arzneimittel GmbH
(c)
4.38%, 01/15/28 ............ 971 1,014,007
7.50%, 05/15/30 ............ 705 801,146
Commerzbank AG
(b)(c)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(l)
.......... 4,400 4,618,372
(3-mo. EURIBOR + 2.10%), 4.63%,
01/17/31 ............... 300 331,428
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(c)
... 2,400 1,751,178
Deutsche Bank AG
(b)(c)
(5-Year USD Swap Semi + 4.36%),
4.79%
(l)
................ USD 1,200 1,067,967
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32 .... EUR 4,100 4,272,803
Envalior, 13.63%
,
06/20/30
(f)
...... 427 433,004
HT Troplast GmbH, 9.38%
,
07/15/28
(c)
1,276 1,415,632
Renk AG, 5.75%
,
07/15/25
(c)
...... 780 840,926
Schaeffler AG, 4.75%
,
08/14/29
(c)
... 600 656,602
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(c)
....... 636 684,279
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(c)
....... 2,148 2,263,468
Tele Columbus AG, 3.88%
,
05/02/25
(c)
303 204,183
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 910 956,884
TUI Cruises GmbH, 6.50%
,
05/15/26
(c)
454 485,731
Volkswagen International Finance
NV
(b)(c)(l)
Series PNC5, (5-Year EUR Swap
Annual + 4.29%), 7.50% ..... 400 468,989
(9-Year EUR Swap Annual +
3.96%), 3.88% ........... 2,300 2,274,085
Vonovia SE, 5.50%
,
01/18/36
(c)
.... GBP 300 375,171
Wintershall Dea Finance 2 BV, Series
NC8, (5-Year EUR Swap Annual +
3.32%), 3.00%
(b)(c)(l)
.......... EUR 700 665,711

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
ZF Finance GmbH, 5.75%
,
08/03/26
(c)
EUR 1,100 $ 1,219,203
38,851,489
Greece — 0.1%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 1,131 1,153,756
India — 0.0%
Vedanta Resources Finance II plc,
13.88%
,
12/09/28
(a)(d)
......... 240 207,600
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%
,
04/14/27
(c)
................ 239 234,220
Ireland — 0.3%
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 7.92%), 7.50%
(b)(c)(l)
EUR 2,808 3,057,329
Israel — 0.2%
Energian Israel Finance Ltd., 8.50%
,
09/30/33
(a)(c)
............... USD 93 87,397
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(c)
...................... 36 32,439
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ EUR 888 1,038,556
7.88%, 09/15/31 ............ 893 1,087,271
2,245,663
Italy — 2.8%
Azzurra Aeroporti SpA, 2.63%
,
05/30/27
(c)
................ 992 1,005,390
Banco BPM SpA, (3-mo. EURIBOR +
2.35%), 4.88%
,
01/17/30
(b)(c)
.... 1,725 1,895,426
Davide Campari-Milano NV, 2.38%
,
01/17/29
(c)(j)
................ 1,400 1,544,346
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 2,271 2,638,340
Fiber Bidco SpA
(c)
11.00%, 10/25/27 ........... 680 799,178
(3-mo. EURIBOR + 4.00%), 7.97%,
01/15/30
(b)
.............. 600 653,296
Infrastrutture Wireless Italiane SpA,
1.63%
,
10/21/28
(c)
........... 2,604 2,600,003
Intesa Sanpaolo SpA
5.02%, 06/26/24
(a)
........... USD 1,150 1,142,746
5.15%, 06/10/30
(c)
........... GBP 1,386 1,601,553
8.51%, 09/20/32
(c)
........... 364 501,425
Nexi SpA, 0.00%
,
02/24/28
(c)(i)(j)
.... EUR 3,600 3,404,049
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 1,803 1,808,697
Rossini SARL, 6.75%
,
10/30/25
(c)
... 2,661 2,873,662
Telecom Italia Capital SA
6.38%, 11/15/33 ............ USD 264 255,880
6.00%, 09/30/34 ............ 2,050 1,921,608
7.20%, 07/18/36 ............ 703 705,833
7.72%, 06/04/38 ............ 790 815,345
Telecom Italia SpA
(c)
1.63%, 01/18/29 ............ EUR 1,552 1,433,811
5.25%, 03/17/55 ............ 400 401,030
UniCredit SpA, (5-Year EURIBOR ICE
Swap Rate + 7.33%), 7.50%
(b)(c)(l)
. 1,026 1,135,132
29,136,750
Japan — 1.0%
Rakuten Group, Inc.
3.55%, 11/27/24
(c)
........... USD 400 392,500
10.25%, 11/30/24
(a)
.......... 200 204,900
Security
Par (000)
Par (000) Value
Japan (continued)
11.25%, 02/15/27
(a)
.......... USD 200 $ 204,440
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ............ EUR 5,062 5,388,446
3.13%, 09/19/25 ............ 1,250 1,314,137
3.38%, 07/06/29 ............ 230 227,177
4.00%, 09/19/29 ............ 240 242,509
3.88%, 07/06/32 ............ 1,963 1,859,101
9,833,210
Kuwait — 0.0%
MEGlobal BV, 4.25%
,
11/03/26
(c)
... USD 200 192,500
Luxembourg — 2.3%
ADLER Financing SARL, 12.50%
,
(12.50% Cash or 12.50% PIK),
06/30/25
(c)(m)
............... EUR 1,411 1,553,627
Altice Financing SA
2.25%, 01/15/25
(c)
........... 1,280 1,333,151
5.75%, 08/15/29
(a)
........... USD 1,943 1,693,279
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 1,951 2,367,421
Codere New Holdco SA
7.50%, 11/30/27
(c)
........... EUR 1,514 8,180
7.50%, 11/30/27
(a)
........... 197 1,763
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(c)
................ 2,355 2,176,154
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(c)
................ 1,141 1,300,328
Garfunkelux Holdco 3 SA, 6.75%
,
11/01/25
(c)
................. 3,477 3,051,993
INEOS Finance plc, 6.38%
,
04/15/29
(c)
1,409 1,522,706
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
................ 915 867,708
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ 1,886 1,320,815
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(c)
................ 993 1,112,949
SES SA, (5-Year EUR Swap Annual +
3.19%), 2.88%
(b)(c)(l)
.......... 2,587 2,607,056
Vivion Investments SARL
(c)
3.00%, 08/08/24 ............ 1,600 1,642,906
7.90%, (7.90% Cash or 7.90% PIK),
02/28/29
(m)
.............. 892 752,092
23,312,128
Mexico — 0.0%
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ USD 200 130,313
Netherlands — 1.2%
ING Groep NV, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.86%), 3.88%
(b)(l)
.... 1,857 1,522,576
Nobian Finance BV, 3.63%
,
07/15/26
(c)
EUR 780 805,519
Summer BidCo BV
(c)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(m)
.............. 2,494 2,641,983
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)(m)
............. 2,031 2,151,171
10.00%, 02/15/29 ........... 591 645,170
VZ Secured Financing BV, 3.50%
,
01/15/32
(c)
................ 756 737,527
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 3,960 3,723,227
12,227,173

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Norway — 0.3%
Var Energi ASA, (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b)(c)
............... EUR 2,525 $ 2,909,548
Oman — 0.0%
EDO Sukuk Ltd., 5.88%
,
09/21/33
(a)
. USD 250 254,000
Portugal — 1.4%
Banco Espirito Santo SA
(c)(e)(k)
2.63%, 05/08/17 ............ EUR 6,100 1,845,835
4.75%, 01/15/18 ............ 19,300 5,840,103
4.00%, 01/21/23 ............ 22,800 6,899,189
14,585,127
Romania — 0.3%
RCS & RDS SA
(c)
2.50%, 02/05/25 ............ 2,400 2,539,576
3.25%, 02/05/28 ............ 900 879,909
3,419,485
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... USD 200 189,000
Slovenia — 0.3%
United Group BV
(c)
3.13%, 02/15/26 ............ EUR 1,112 1,156,538
6.75%, 02/15/31 ............ 551 591,744
(3-mo. EURIBOR + 4.25%), 8.15%,
02/15/31
(b)
.............. 1,220 1,311,862
3,060,144
South Africa — 0.0%
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. USD 200 188,790
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA,
(5-Year EUR Swap Annual + 6.04%),
6.00%
(b)(c)(l)
................ EUR 1,000 1,079,403
Banco de Sabadell SA, (5-Year EUR
Swap Annual + 2.95%), 2.50%
,
04/15/31
(b)(c)
............... 1,600 1,636,180
Cellnex Finance Co. SA
2.00%, 02/15/33
(c)
........... 4,000 3,715,550
3.88%, 07/07/41
(a)
........... USD 1,000 779,404
Cellnex Telecom SA
(c)
0.50%, 07/05/28
(j)
........... EUR 700 804,500
2.13%, 08/11/30
(j)
........... 3,700 4,150,355
1.75%, 10/23/30 ............ 2,000 1,912,255
0.75%, 11/20/31
(j)
........... 2,700 2,464,478
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 ............ 482 543,708
(3-mo. EURIBOR + 4.50%), 8.41%,
07/31/28
(b)
.............. 732 800,961
Series FEB, (3-mo. EURIBOR +
4.50%), 8.41%, 07/31/28
(b)
... 208 227,595
6.50%, 03/15/29 ............ 403 435,522
Codere Finance 2 Luxembourg SA,
11.00%
,
(11.00% Cash or 11.00%
PIK), 09/30/26
(c)(d)(m)
.......... 2,373 1,461,085
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 560 583,325
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 957 1,004,713
Security
Par (000)
Par (000) Value
Spain (continued)
Natural Foods, (6-mo. EURIBOR +
6.75%), 10.89%
,
10/13/29
(b)(f)
.... EUR 698 $ 735,892
Telefonica Europe BV, (8-Year EUR
Swap Annual + 3.62%), 6.75%
(b)(c)(l)
700 815,221
23,150,147
Sweden — 0.7%
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(b)(l)
......... 1,600 1,135,503
1.13%, 01/21/26 ............ 332 319,332
(5-Year EUR Swap Annual +
3.15%), 2.63%
(b)(l)
......... 124 66,992
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 ............ 332 326,465
1.38%, 03/03/27 ............ 332 302,148
1.00%, 04/13/28 ............ 996 832,829
Intrum AB
(c)
4.88%, 08/15/25 ............ 1,663 1,565,940
3.50%, 07/15/26 ............ 150 121,579
Stena International SA, 7.25%
,
01/15/31
(a)
................ USD 2,675 2,676,632
7,347,420
Switzerland — 0.4%
Credit Suisse AG, 0.25%
,
09/01/28
(c)
. EUR 900 845,801
UBS Group AG
(b)
(5-Year USD Swap Semi + 4.87%),
7.00%
(c)(l)
............... USD 2,250 2,241,562
(1-Year EURIBOR ICE Swap Rate +
0.77%), 0.65%, 01/14/28
(c)
... EUR 500 495,782
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a)(l)
......... USD 225 240,680
3,823,825
United Arab Emirates — 0.1%
(a)
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29 ................. 670 647,622
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25 ........... 276 278,070
925,692
United Kingdom — 8.9%
AA Bond Co. Ltd., 6.27%
,
07/31/25
(c)
. GBP 278 353,139
Barclays plc
(b)(l)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.67%), 8.00% ........... USD 2,258 2,248,161
(USISSO05 + 5.78%), 9.63% ... 425 437,726
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 2,626 3,144,893
4.50%, 02/16/26 ............ 1,354 1,638,200
British Airways Pass-Through Trust,
Series 2013-1, Class A, 8.63%
,
12/15/32
(f)
................. USD 20,842 21,806,998
British Telecommunications plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(a)
... 1,672 1,470,695
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(c)
......... GBP 1,225 1,659,173
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 9,510 9,294,433

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
CPUK Finance Ltd.
(c)
3.59%, 08/28/25 ............ GBP 341 $ 417,888
4.88%, 08/28/25 ............ 3,092 3,808,445
EnQuest plc, 11.63%
,
11/01/27
(a)
... USD 2,525 2,394,192
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 2,047 2,535,504
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
................ EUR 1,785 1,740,041
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ............ GBP 2,311 2,921,619
5.75%, 03/03/25 ............ 380 480,382
INEOS Quattro Finance 2 plc, 8.50%
,
03/15/29
(c)
................ EUR 3,888 4,448,657
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(e)(j)
(k)
...................... GBP 4,275 975,158
Lloyds Banking Group plc, (5-Year
EURIBOR ICE Swap Rate + 5.29%),
4.95%
(b)(c)(l)
................ EUR 2,645 2,769,942
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/05/24
(m)
................ GBP 616 364,932
Nationwide Building Society, (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88%
(b)
(c)(l)
...................... 1,132 1,405,892
NatWest Group plc, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.63%), 6.00%
(b)
(l)
....................... USD 1,433 1,396,007
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ 2,445 2,426,834
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ GBP 2,699 3,335,753
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ............ EUR 435 490,671
10.00%, 10/11/28 ........... GBP 505 671,506
Premier Foods Finance plc, 3.50%
,
10/15/26
(c)
................ 951 1,142,638
Rolls-Royce plc, 0.88%
,
05/09/24
(c)
.. EUR 1,600 1,710,791
Santander UK Group Holdings plc,
(BPSWS5 + 6.07%), 6.75%
(b)(c)(l)
.. GBP 1,494 1,886,246
Standard Chartered plc
(b)(l)
(3-mo. LIBOR USD + 1.51%),
7.09%
(c)
................ USD 300 287,900
(3-mo. LIBOR USD + 1.51%),
7.09%
(a)
................ 2,100 2,015,296
Stonegate Pub Co. Financing 2019 plc,
(3-mo. EURIBOR at 5.75% Floor +
5.75%), 9.75%
,
07/31/25
(b)(c)
.... EUR 1,000 1,043,956
Stonegate Pub Co. Financing plc,
8.00%
,
07/13/25
(c)
........... GBP 2,955 3,613,801
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(c)
........... 432 207,786
Thames Water Utilities Finance plc
(c)
4.00%, 06/19/25 ............ 1,710 2,084,803
0.88%, 01/31/28 ............ EUR 662 608,022
Vmed O2 UK Financing I plc, 4.00%
,
01/31/29
(c)
................ GBP 2,295 2,581,369
91,819,449
United States — 32.8%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 125 113,118
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 10,012 10,571,913
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
155 151,513
Security
Par (000)
Par (000) Value
United States (continued)
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... USD 70 $ 68,445
4.88%, 06/01/28
(c)
........... GBP 886 987,186
Alteryx, Inc., 8.75%
,
03/15/28
(a)
.... USD 6,255 6,697,979
American Airlines Pass-Through Trust,
Series 2019-1, Class B, 3.93%
,
12/15/24
(f)
................. 3,339 3,297,633
AmeriGas Partners LP, 9.38%
,
06/01/28
(a)
................ 157 161,413
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 7,000 7,053,130
Ardagh Packaging Finance plc
(c)
2.13%, 08/15/26 ............ EUR 2,159 2,093,960
4.75%, 07/15/27 ............ GBP 1,044 979,464
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ USD 43 38,703
4.63%, 04/01/30 ............ 154 139,379
Bausch & Lomb Escrow Corp., 8.38%
,
10/01/28
(a)
................ 4,500 4,669,065
Big River Steel LLC, 6.63%
,
01/31/29
(a)
158 160,184
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 57 57,551
Buckeye Partners LP
4.35%, 10/15/24 ............ 245 240,967
4.13%, 03/01/25
(a)
........... 111 108,395
Callon Petroleum Co., 7.50%
,
06/15/30
(a)
................ 19,000 20,015,474
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 301 301,752
Capital One Financial Corp., (1-day
SOFR + 1.91%), 5.70%
,
02/01/30
(b)
1,180 1,191,499
Carnival Corp., 7.63%
,
03/01/26
(c)
... EUR 2,087 2,292,635
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 477 488,450
Catalent Pharma Solutions, Inc., 5.00%
,
07/15/27
(a)
................ 3,000 2,886,339
Churchill Downs, Inc., 5.75%
,
04/01/30
(a)
................ 66 63,850
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 181 176,284
8.38%, 07/01/28 ............ 4,091 4,302,554
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 6,617 6,178,514
9.00%, 09/30/29 ............ 1,220 1,154,677
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 105 99,745
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 4,527 3,598,965
CommScope, Inc., 6.00%
,
03/01/26
(a)
36 31,182
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 61 52,685
Crown European Holdings SA, 3.38%
,
05/15/25
(c)
................ EUR 1,174 1,253,974
CSC Holdings LLC
5.25%, 06/01/24 ............ USD 626 625,189
5.50%, 04/15/27
(a)
........... 200 179,697
11.75%, 01/31/29
(a)
.......... 2,052 2,084,278
Dana Financing Luxembourg SARL,
8.50%
,
07/15/31
(c)
........... EUR 685 807,467
Dana, Inc., 4.25%
,
09/01/30 ...... USD 34 29,729
DISH DBS Corp., 5.88%
,
11/15/24 .. 387 359,283
DISH Network Corp.
0.00%, 12/15/25
(i)(j)
.......... 185 131,627
11.75%, 11/15/27
(a)
.......... 1,300 1,356,818

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Dresdner Funding Trust I, 8.15%
,
06/30/31
(c)
................ USD 2,023 $ 2,243,191
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ 3,650 3,710,032
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 7,250 7,459,496
7.50%, 06/01/30 ............ 2,000 2,145,056
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 498 505,321
Fiesta Purchaser, Inc., 7.88%
,
03/01/31
(a)
................ 772 772,000
First Horizon Bank, 5.75%
,
05/01/30 . 300 290,587
Ford Motor Co., 3.25%
,
02/12/32 ... 46 38,080
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 63 59,842
5.00%, 03/01/28 ............ 1,066 1,005,846
FREED Corp., 12.00%
,
11/30/28
(f)
.. 2,432 2,380,442
FreeWire Technologies, Inc., (3-mo.
CME Term SOFR + 11.00%),
16.33%
,
04/26/25
(b)(f)
......... 679 732,132
Frontier Communications Holdings
LLC
(a)
8.75%, 05/15/30 ............ 11,344 11,620,704
8.63%, 03/15/31 ............ 5,000 5,073,620
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,500 8,182,971
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 78 73,939
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 5,334 5,707,380
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 4,736 1,949,060
GXO Logistics, Inc., 2.65%
,
07/15/31 249 205,753
Homes by WestBay LLC, 9.50%
,
04/30/27
(f)
................. 1,201 1,145,514
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 323 309,438
IBM International Capital Pte. Ltd.,
4.60%
,
02/05/29 ............ 3,000 3,003,026
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 65,486
Iron Mountain UK plc, 3.88%
,
11/15/25
(c)
................. GBP 1,443 1,773,819
JPMorgan Chase & Co., Series KK, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
3.65%
(b)(l)
................. USD 35 32,257
Kronos International, Inc., 3.75%
,
09/15/25
(c)
................ EUR 2,589 2,820,959
Landsea Homes Corp., 11.00%
,
07/17/28
(f)
................. USD 1,819 1,784,985
Lessen, Inc., (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a)(b)(f)
... 1,236 1,131,066
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 247 128,440
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 323 340,992
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(c)
............... EUR 1,250 1,325,546
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(j)
................ USD 200 10,000
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 16,059 12,210,852
Security
Par (000)
Par (000) Value
United States (continued)
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ USD 380 $ 383,972
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 142 131,002
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 40 39,221
5.50%, 08/15/28 ............ 193 183,281
5.13%, 12/15/30 ............ 190 170,775
5.75%, 11/15/31 ............ 89 82,033
7.13%, 02/01/32 ............ 105 104,143
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
6,750 7,240,050
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(d)
............... 72 66,960
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
11 10,713
NextEra Energy Capital Holdings, Inc.,
4.90%
,
03/15/29 ............ 5,000 5,010,640
NGL Energy Operating LLC, 8.13%
,
02/15/29
(a)
................ 946 950,757
Northrop Grumman Corp., 4.60%
,
02/01/29 ................. 5,000 5,009,308
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
........... EUR 2,323 2,707,984
9.75%, 11/15/28
(a)
........... USD 710 751,162
Palomino Funding Trust I, 7.23%
,
05/17/28
(a)
................ 10,850 11,442,878
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 4,751 4,242,952
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 193 176,836
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(a)
........... 83 85,486
Permian Resources Operating LLC
(a)
7.75%, 02/15/26 ............ 46 46,736
8.00%, 04/15/27 ............ 243 251,512
5.88%, 07/01/29 ............ 101 98,786
7.00%, 01/15/32 ............ 79 81,560
PG&E Corp., 4.25%
,
12/01/27
(a)(j)
... 168 170,940
Pilgrim's Pride Corp., 6.25%
,
07/01/33 309 315,436
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
10,800 9,747,000
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 37 31,776
Rand Parent LLC, 8.50%
,
02/15/30
(a)
8,250 8,168,040
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 7,250 7,476,563
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 989 973,521
8.63%, 06/01/27 ............ 5,834 5,454,792
11.25%, 12/15/27 ........... 3,733 3,737,666
SCIL IV LLC, 9.50%
,
07/15/28
(c)
.... EUR 1,528 1,781,763
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... USD 7,000 7,536,767
8.50%, 07/15/31
(a)
........... 1,269 1,378,596
9.63%, 12/01/32 ............ 7,150 8,214,134
Service Properties Trust
4.50%, 03/15/25 ............ 280 272,994
7.50%, 09/15/25 ............ 5,402 5,483,446
8.63%, 11/15/31
(a)
........... 1,961 2,079,240
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 114 116,904
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 14.35%
,
01/19/27
(b)(f)
.... 1,313 1,147,103

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ USD 4,500 $ 4,875,642
9.75%, 11/15/30 ............ 11,112 11,662,715
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ —
(n)
3
Stem, Inc., 0.50%
,
12/01/28
(a)(j)
..... 47 22,992
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 97 97,000
SUN Country Marine, Inc., Series 2022-
1B, 5.75%
,
03/15/29
(f)
......... 11,055 11,069,852
Talos Production, Inc., 9.38%
,
02/01/31
(a)
................ 46 47,036
Tapestry, Inc., 7.35%
,
11/27/28 ..... 2,000 2,094,875
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 238 207,329
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 87 80,130
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 77 79,586
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 77 79,745
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 6,132 6,242,076
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 7,442 7,572,756
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 201 203,148
9.50%, 02/01/29 ............ 6,764 7,183,632
Viasat, Inc.
(a)
5.63%, 04/15/27 ............ 3,850 3,614,457
7.50%, 05/30/31 ............ 1,300 963,625
Vistra Operations Co. LLC, 7.75%
,
10/15/31
(a)
................ 5,002 5,196,053
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 7,025 7,026,064
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 147 137,006
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 16 15,703
XHR LP
(a)
6.38%, 08/15/25 ............ 119 119,039
4.88%, 06/01/29 ............ 30 27,670
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 500 380,216
339,844,275
Zambia — 0.3%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 1,750 1,699,898
6.88%, 03/01/26 ............ 1,550 1,458,364
3,158,262
Total Corporate Bonds — 64.3%
(Cost: $724,730,164) ............................. 665,390,977
Security
Par (000)
Pa r (000) Value
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
0.00%
,
 11/09/29 ............ GBP 213 $ 4,057
Total Fixed Rate Loan Interests — 0.0%
(Cost: $43,678) ................................ 4,057
Floating Rate Loan Interests
Colombia — 0.0%
Ecopetrol SA, Term Loan, (1-mo.
CME Term SOFR + 0.00%),
10.14%
,
 09/06/30
(b)(f)
......... USD 150 148,875
France — 0.3%
Tarkett Participation, Facility Term
Loan B, (6-mo. EURIBOR + 3.70%),
7.58%
,
 04/21/28
(b)
........... EUR 2,831 3,016,188
Germany — 0.7%
(b)
Kleopatra Finco SARL, Facility Term
Loan B, 02/12/26
(o)
........... 1,000 1,006,402
Tele Columbus AG, Facility Term Loan
A3, (6-mo. EURIBOR + 3.50%),
7.39%
,
 10/15/24 ............ 5,822 3,748,919
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR +
4.50%), 8.37%
,
 10/02/26 ...... 3,800 2,622,102
7,377,423
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
(6-mo. LIBOR USD + 0.00%),
16.50%
,
 11/10/27
(b)
.......... GBP 361 255,996
Luxembourg — 0.5%
(b)
Altice Financing SA, Term Loan,
(3-mo. EURIBOR + 5.00%),
8.94%
,
 10/31/27 ............ EUR 1,942 2,051,026
Concrete Investment II SCA, Facility
Term Loan A2, (3-mo. EURIBOR +
2.00%), 5.95%
,
 10/30/24
(f)
...... 84 9
EURO Parfums Fze, Term Loan A,
(6-mo. CME Term SOFR + 6.75%),
12.21%
,
 09/01/28
(f)
.......... USD 218 213,095
Rainbow UK Holdco Ltd., Facility
Term Loan B2, (6-mo. EURIBOR +
3.25%), 7.20%
,
 02/24/29 ...... EUR 2,400 2,570,700
4,834,830
Netherlands — 0.5%
(b)
Boels Topholding BV, Facility Term Loan
B2, (3-mo. EURIBOR + 3.25%),
7.13% - 7.24%
,
 02/06/27 ...... 1,293 1,396,716
Columbus Finance BV, Facility Term
Loan B, (3-mo. EURIBOR + 3.75%),
7.68%
,
 01/01/38 ............ 1,800 1,587,818
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 4.93%),
9.06%
,
 10/14/27 ............ 1,900 1,989,677
4,974,211

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore — 0.0%
Grab Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
4.50%), 9.95%
,
 01/29/26
(b)
..... USD 68 $ 67,935
Spain — 0.4%
Lorca Holdco Ltd., Term Loan B2,
(6-mo. EURIBOR + 4.20%),
8.10%
,
 09/17/27
(b)
........... EUR 4,000 4,327,512
United Kingdom — 0.2%
(b)
Seashell Bidco SL, Facility Term Loan
B, (3-mo. CME Term SOFR +
6.75%), 10.70%
,
 10/10/29
(f)
..... 74 77,683
Virgin Media SFA Finance Ltd., Facility
Term Loan M, (1-mo. SONIA +
3.25%), 8.49%
,
 11/15/27 ....... GBP 1,900 2,385,501
2,463,184
United States — 6.2%
(b)
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.20%
,
 02/02/26 ........... USD 174 166,756
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30 10,286 10,195,997
AMC Entertainment Holdings, Inc.,
Term Loan B1, (1-mo. CME Term
SOFR + 3.00%), 8.45%
,
 04/22/26 337 265,418
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.50%
,
 12/30/27 ........... 118 116,052
American Rock Salt Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.45%
,
 06/09/28 ............ 92 87,342
Apex Tool Group LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.69%
,
 02/08/29 ........... 197 173,055
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.43%
,
 11/24/27 ............ 183 180,188
Ascensus Group Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.95%
,
 08/02/28 ............ 2 2,377
Ascensus Group Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 6.50%),
12.09%
,
 08/02/29 ........... 598 576,323
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR at 1.00% Cap +
10.00%), 0.00%
,
 12/15/27
(f)
..... 597 —
AVSC Holding Corp., 1st Lien Term
Loan B1, (1-mo. CME Term
SOFR at 1.00% Floor + 3.25%),
8.93%
,
 03/03/25 ............ 960 942,859
AVSC Holding Corp., 1st Lien Term
Loan B3, (3-mo. LIBOR USD +
15.00%), 15.00%
,
 10/15/26 ..... 364 371,427
Security
Par (000)
Par (000) Value
United States (continued)
Boxer Parent Co., Inc., Term Loan,
8.35%
,
 12/29/28 ............ EUR 2,400 $ 2,590,931
Chemours Co. (The), Term Loan
B3, (1-mo. EURIBOR + 4.00%),
7.86%
,
 08/18/28 ............ 3,000 3,230,753
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
9.08%
,
 04/05/28 ............ USD 163 122,771
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.95%
,
 03/30/29 ............ 717 702,698
Conair Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.20%
,
 05/17/28 ............ 88 85,424
ConnectWise LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.50%), 9.11%
,
 09/29/28 ....... 177 176,981
CoreLogic, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 11.95%
,
 06/04/29 750 668,303
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw Term Loan,
(3-mo. CME Term SOFR + 8.75%),
14.06%
,
 07/30/28
(f)
.......... 1,056 1,044,006
DirecTV Financing LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.65%
,
 08/02/27 180 179,928
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.68%
,
 12/21/28 238 216,366
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.08%
,
 09/03/30 433 433,131
EIS Group, Ltd., Term Loan
(f)
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 12.33%, 07/08/28 584 565,837
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 12.36%, 07/10/28 58 56,584
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.79%
,
 12/29/27 289 258,465
Equinox Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. LIBOR
USD at 1.00% Floor + 3.00%),
8.61%
,
 03/08/24 ............ 1,621 1,596,790
Flexsys Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.86%
,
 11/01/28 ........... 172 167,801
GoTo Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.75%),
10.18%
,
 08/31/27 ........... 4,001 1,753,571
GoTo Group, Inc., Term Loan, (1-mo.
CME Term SOFR + 4.75%),
10.18%
,
 08/31/27
(f)
.......... 1,710 1,617,828
Green Plains Operating Co. LLC, Term
Loan, (3-mo. CME Term SOFR +
8.00%), 13.67%
,
 07/20/26
(f)
..... 438 424,421

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Helios Service Partners LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.86%
,
 03/19/27
(f)
........... USD 108 $ 106,993
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.25%), 11.86%
,
 03/19/27
(f)
..... 115 114,692
Hydrofarm Holdings Group, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
11.15%
,
 10/25/28
(f)
........... 168 134,226
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.61%
,
 04/26/28 . 321 314,073
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.20%
,
 10/04/28 129 127,085
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.54%
,
 12/22/26 ........... 126 126,525
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
 03/01/27 ............ 109 104,367
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
13.15%
,
 09/03/26 ........... 206 140,004
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
12.43%
,
 11/01/29 ........... 461 373,986
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
 02/23/29 ........... 637 608,864
Naked Juice LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.70%
,
 01/24/29 . 402 379,862
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.45%
,
 01/24/30 969 776,746
New SK Holdco Sub LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.19%
,
 06/30/27 506 501,865
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 6.50%),
10.35%
,
 03/06/28 ........... EUR 2,687 2,893,139
Orion Group HoldCo LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%),
12.11%
,
 03/19/27
(f)
........... USD 20 20,459
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 12.11%
,
 03/19/27
(f)
..... 92 91,726
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(f)
(1-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.61%, 03/19/27 35 34,217
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.61%, 03/19/27 205 205,033
Security
Par (000)
Par (000) Value
United States (continued)
Orion Group HoldCo LLC, Term Loan
(f)
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.61%, 03/19/27 USD 3 $ 3,418
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.61%, 03/19/27 18 17,539
Park River Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.84%
,
 12/28/27 ............ 91 88,645
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.20%
,
 03/13/28 ............ 480 478,661
Proofpoint, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 6.25%), 11.70%
,
 08/31/29 733 732,267
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
 06/28/30
(f)
........... 5,486 5,472,534
RealPage, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 6.50%), 11.95%
,
 04/23/29 1,293 1,290,307
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.20%
,
 04/27/28 ........... 3,748 3,090,172
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.20%
,
 04/27/29 ........... 3,548 2,051,915
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.45%
,
 03/16/27 ............ 432 431,073
Shearer's Foods LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.95%
,
 09/23/27 ............ 82 81,970
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.93%
,
 04/03/28 ...... 254 227,787
Sophia LP, 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
8.00%), 13.43%
,
 10/09/28
(f)
..... 2,250 2,255,625
Triton Water Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.86%
,
 03/31/28 ............ 171 167,682
United AirLines, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.20%
,
 04/21/28 . —
(n)
382
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.43%
,
 01/21/29 ...... 287 284,866
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.45%
,
 08/27/25 ............ 5,630 5,627,538
Woof Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.36%
,
 12/21/27 ............ 148 119,839
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
 11/17/29 . 5,350 5,343,312

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.45%
,
 03/09/27 ............ USD 92 $ 77,638
63,867,415
Total Floating Rate Loan Interests — 8.8%
(Cost: $97,774,805) .............................. 91,333,569
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(a)
....... 77 76,946
Colombia — 0.0%
Ecopetrol SA, 8.38%
,
01/19/36 .... 5 5,051
France — 0.5%
Electricite de France SA
(b)(c)(l)
(6-Year EUR Swap Annual +
3.44%), 4.00% ........... EUR 1,200 1,283,871
(13-Year GBP Swap Semi + 4.23%),
6.00% ................. GBP 1,000 1,235,894
(BPISDS15 + 3.32%), 5.88% ... 400 472,906
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,600 1,534,594
4,527,265
Ireland — 0.4%
AIB Group plc, (5-Year EUR Swap
Annual + 5.70%), 5.25%
(b)(c)(l)
.... 3,764 4,008,569
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b)(c)
............... 1,725 1,893,312
Mexico — 0.0%
Petroleos Mexicanos
4.25%, 01/15/25 ............ USD 88 85,536
8.75%, 06/02/29 ............ 226 217,491
303,027
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
....... 200 143,700
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 228 225,296
Total Foreign Agency Obligations — 1.1%
(Cost: $10,948,086) .............................. 11,183,166
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(c)
219 219,821
Colombia — 0.1%
Republic of Colombia, 4.50%
,
01/28/26 336 329,175
Dominican Republic — 0.0%
Dominican Republic Government Bond,
4.50%
,
01/30/30
(a)
........... 244 222,406
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(a)
................ 200 115,000
Security
Par (000)
Par (000) Value
Guatemala — 0.0%
Republic of Guatemala, 5.38%
,
04/24/32
(a)
................ USD 200 $ 191,800
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ............ 40 39,918
5.25%, 06/16/29
(a)
........... 200 198,000
5.38%, 09/12/33
(c)
........... EUR 69 77,469
315,387
Indonesia — 0.0%
Republic of Indonesia, 4.10%
,
04/24/28 USD 200 195,000
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 200 194,750
Mexico — 0.1%
United Mexican States, 3.75%
,
01/11/28 .................. 295 282,905
Morocco — 0.0%
Kingdom of Morocco, 2.38%
,
12/15/27
(a)
................ 267 238,965
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(a)
................ 200 187,250
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 259,935
Panama — 0.0%
Republic of Panama, 6.85%
,
03/28/54 200 178,000
Peru — 0.0%
Republic of Peru, 1.86%
,
12/01/32 .. 173 133,296
Romania — 0.1%
Romania Government Bond
(c)
2.88%, 03/11/29 ............ EUR 165 162,490
2.50%, 02/08/30 ............ 174 164,772
327,262
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30
(c)
................ USD 200 195,750
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
200 172,500
South Africa — 0.0%
Republic of South Africa, 5.88%
,
04/20/32 ................. 200 183,480
Ukraine — 0.0%
Ukraine Government Bond
(e)(k)
7.75%, 09/01/25
(c)
........... 112 30,632
7.25%, 03/15/35
(a)
........... 234 52,943
83,575
Total Foreign Government Obligations — 0.4%
(Cost: $4,492,368) .............................. 4,026,257

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
SPDR S&P Regional Banking ETF .. 4,343 $ 215,847
Total Investment Companies — 0.0%
(Cost: $220,244) ................................ 215,847
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.2%
United States — 3.2%
(a)(b)
BX Commercial Mortgage Trust
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.25%, 06/15/38 ... USD 3,454 3,357,367
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.25%, 05/15/38 ... 3,106 3,021,027
CSMC Trust, Series 2022-LION,  (1-day
SOFR + 3.50%), 8.80%, 02/15/27
(f)
4,000 3,811,257
Extended Stay America Trust, Series
2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor +
2.96%), 8.30%, 07/15/38 ....... 6,687 6,637,158
Med Trust
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.45%, 11/15/38 ... 2,986 2,933,422
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.70%, 11/15/38 .. 8,555 8,341,069
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 7.55%, 04/15/38 ....... 4,602 4,552,766
32,654,066
Total Non-Agency Mortgage-Backed Securities — 3.2%
(Cost: $33,333,736) .............................. 32,654,066
Preferred Securities
Capital Trusts — 0.2%
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(b)(c)(l)
................ EUR 2,000 2,139,786
United States — 0.0%
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15%
(b)
(l)
....................... USD 35 31,193
Total Capital Trusts — 0.2%
(Cost: $2,061,023) .............................. 2,170,979
Security
Shares
Shares Value
Preferred Stocks — 0.3%
United States — 0.3%
(f)
Cap Hill Brands (Preference) ...... 506,652 $ 121,597
Dream Finders Homes, Inc.
(Preference), 9.00%
(l)
......... 2,261 2,173,386
Lessen Holdings, Inc., Series B .... 16,373 105,278
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $567,638),
12.00%
(h)
................. 194,516 684,696
Volato Group, Inc., Class A, (Acquired
12/03/23, cost $22)
(h)
......... 4,491 10,644
3,095,601
Total Preferred Stocks — 0.3%
(Cost: $3,942,432) .............................. 3,095,601
Total Preferred Securities — 0.5%
(Cost: $6,003,455) .............................. 5,266,580
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Notes , 0.25%, 06/30/25
(p)
USD 4,850 4,573,588
Total U.S. Treasury Obligations — 0.4%
(Cost: $4,852,521) .............................. 4,573,588
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 5,728 4,010
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 109,736 5,930
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 71,516 773
United States — 0.0%
(e)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 03/11/26, Strike
Price USD 11.50) ............ 1,905 552
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 5
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(f)
........... 16,190 141

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 9,692 $ —
CXApp , Inc. (Issued/Exercisable
02/02/21, 1 Share for 1 Warrant,
Expires 12/15/25, Strike Price USD
11.50) ................... 45,102 4,280
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 1,871
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Share for
1 Warrant, Expires 04/26/29, Strike
Price USD 3.35)
(f)
........... 66,908 1
FreeWire Technologies, Inc. (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(f)
........... 3,522 141
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(f)
........... 70,430 2,817
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 10,681 48,599
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 4,328 19,692
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(f)
.................. 1,695 3,915
Kinsey Interests, Inc. (Issued/
Exercisable 10/16/20, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 10.00) ........... 53,160 28,706
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 37
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 398
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/03/26, Strike
Price USD 11.50)
(f)
........... 4,828 —
Pivotal Investment Corp. III (Issued/
Exercisable 01/19/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(f)
........... 2,377 —
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 5,599 33
Security
Shares
Shares Value
United States (continued)
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 20,304 $ 120
Service King Midas International
(Issued/Exercisable 07/14/22,
1 Share for 1 Warrant, Expires
06/30/27, Strike Price USD 10.00)
(f)
580 —
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(f)
........... 18,705 —
Versa Networks, Inc ., (Acquired
10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(f)(h)
.......... 23,975 73,124
Volato Group, Inc., (Acquired 12/03/23,
cost $11,228) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(f)(h)
................. 11,228 1,118
185,550
Total Warrants — 0.0%
(Cost: $222,424) ................................ 196,263
Total Long-Term Investments — 89.9%
(Cost: $1,011,730,865) ........................... 930,246,414
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 3.0%
(q)
Barclays Bank plc, 5.15%, 02/08/24
(Purchased on 01/24/24 to be
repurchased at USD 1,161,412,
collateralized by CommScope, Inc.,
6.00%, due at 03/01/26, par and
fair value of USD 1,300,000 and
$1,126,034, respectively) ...... USD 1,160 1,160,250
Barclays Bank plc, 0.25%, Open
(Purchased on 11/24/23 to be
repurchased at USD 1,831,674,
collateralized by INEOS Quattro
Finance 1 plc, 3.75%, due at
07/15/26, par and fair value of
EUR 1,850,000 and $1,919,523,
respectively)
(r)
.............. EUR 1,694 1,830,834
Barclays Bank plc, 2.30%, Open
(Purchased on 10/11/23 to be
repurchased at USD 212,973,
collateralized by Olympus Water
US Holding Corp., 5.38%, due
at 10/01/29, par and fair value
of EUR 264,000 and $250,283,
respectively)
(r)
.............. 196 211,474

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 2.30%, Open
(Purchased on 11/24/23 to be
repurchased at USD 438,082,
collateralized by Olympus Water
US Holding Corp., 5.38%, due
at 10/01/29, par and fair value
of EUR 540,000 and $511,942,
respectively)
(r)
.............. EUR 404 $ 436,242
Barclays Bank plc, 3.55%, Open
(Purchased on 11/30/23 to be
repurchased at USD 1,478,434,
collateralized by Akelius Residential
Property Financing BV, 0.75%, due
at 02/22/30, par and fair value of
EUR 1,850,000 and $1,549,953,
respectively)
(r)
.............. 1,360 1,469,882
Barclays Bank plc, 5.00%, Open
(Purchased on 11/15/23 to be
repurchased at USD 2,905,873,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 3,300,000
and $2,947,768, respectively)
(r)
.. USD 2,875 2,875,125
Barclays Bank plc, 5.10%, Open
(Purchased on 12/14/23 to be
repurchased at USD 499,695,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par
and fair value of USD 528,000 and
$492,312, respectively)
(r)
....... 496 496,320
Barclays Bank plc, 5.15%, Open
(Purchased on 11/15/23 to be
repurchased at USD 119,669,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 156,000 and $127,303,
respectively)
(r)
.............. 118 118,365
Barclays Bank plc, 5.15%, Open
(Purchased on 11/15/23 to be
repurchased at USD 183,147,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 201,000 and
$185,423, respectively)
(r)
....... 181 181,151
Barclays Capital, Inc., 3.75%, 02/08/24
(Purchased on 01/09/24 to be
repurchased at USD 227,263,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due at
06/01/29, par and fair value of USD
261,000 and $224,469, respectively) 227 226,744
BNP Paribas SA, 2.00%, Open
(Purchased on 10/26/23 to be
repurchased at USD 1,281,456,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,100,000 and
$1,322,870, respectively)
(r)
..... GBP 1,006 1,274,687
BNP Paribas SA, 4.75%, Open
(Purchased on 12/13/23 to be
repurchased at USD 97,557,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 108,000 and
$99,630, respectively)
(r)
....... USD 97 96,930
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BofA Securities, Inc., 5.18%, 02/12/24
(Purchased on 01/10/24 to be
repurchased at USD 1,293,146,
collateralized by Staples, Inc.,
7.50%, due at 04/15/26, par and
fair value of USD 1,350,000 and
$1,263,663, respectively) ...... USD 1,289 $ 1,289,250
Deutsche Bank Securities, Inc.,
5.30%, 02/01/24 (Purchased on
01/31/24 to be repurchased at
USD 4,654,810, collateralized by
U.S. Treasury Notes, 0.25%, due
at 05/31/25, par and fair value of
USD 4,925,000 and $4,656,241,
respectively) ............... 4,654 4,654,125
Goldman Sachs International,
3.60%, Open (Purchased on
11/24/23 to be repurchased at
USD 1,073,281, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 1,080,000 and $1,112,242,
respectively)
(r)
.............. EUR 987 1,066,244
J.P. Morgan Securities LLC,
5.15%, 02/07/24 (Purchased on
01/03/24 to be repurchased at USD
342,490, collateralized by First
Quantum Minerals Ltd., 8.63%,
due at 06/01/31, par and fair value
of USD 400,000 and $367,250,
respectively) ............... USD 341 341,124
J.P. Morgan Securities plc,
3.55%, Open (Purchased on
11/24/23 to be repurchased at USD
1,505,446, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 1,700,000 and
$1,559,819, respectively)
(r)
..... EUR 1,384 1,495,712
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
11/24/23 to be repurchased at USD
708,510, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 800,000 and
$734,032, respectively)
(r)
....... 651 703,864
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
11/24/23 to be repurchased at USD
1,090,120, collateralized by Paprec
Holding SA, 3.50%, due at 07/01/28,
par and fair value of EUR 1,090,000
and $1,119,065, respectively)
(r)
.. 1,002 1,082,972
J.P. Morgan Securities plc,
3.65%, Open (Purchased on
11/24/23 to be repurchased at
USD 1,641,212, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,709,611,
respectively)
(r)
.............. 1,509 1,630,303

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
3.70%, Open (Purchased on
11/24/23 to be repurchased at
USD 1,641,362, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,709,611,
respectively)
(r)
.............. EUR 1,509 $ 1,630,303
Merrill Lynch International, 0.00%, Open
(Purchased on 01/30/24 to be
repurchased at USD 1,505,302,
collateralized by Market Bidco Finco
plc, 5.50%, due at 11/04/27, par and
fair value of GBP 1,275,000 and
$1,482,504, respectively)
(r)
..... GBP 1,188 1,505,302
Nomura Securities International,
Inc., 2.00%, Open (Purchased
on 11/10/23 to be repurchased at
USD 914,239, collateralized by
CommScope, Inc., 8.25%, due
at 03/01/27, par and fair value of
USD 1,950,000 and $854,666,
respectively)
(r)
.............. USD 909 909,187
Nomura Securities International,
Inc., 4.00%, Open (Purchased on
12/26/23 to be repurchased at USD
1,040,583, collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 1,150,000 and
$1,019,158, respectively)
(r)
..... 1,036 1,036,437
Nomura Securities International,
Inc., 4.25%, Open (Purchased
on 12/13/23 to be repurchased
at USD 316,840, collateralized
by PBF Holding Co. LLC, 6.00%,
due at 02/15/28, par and fair value
of USD 329,000 and $321,554,
respectively)
(r)
.............. 315 315,018
Nomura Securities International,
Inc., 5.05%, Open (Purchased
on 11/08/23 to be repurchased
at USD 162,228, collateralized
by CrownRock LP, 5.00%, due
at 05/01/29, par and fair value
of USD 169,000 and $166,899,
respectively)
(r)
.............. 160 160,339
Nomura Securities International,
Inc., 5.32%, Open (Purchased
on 11/28/23 to be repurchased
at USD 623,340, collateralized
by GN Bondco LLC, 9.50%, due
at 10/15/31, par and fair value
of USD 650,000 and $641,063,
respectively)
(r)
.............. 618 617,500
RBC Capital Markets LLC,
5.15%, Open (Purchased on
11/10/23 to be repurchased at USD
1,129,151, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 1,300,000 and $1,186,250,
respectively)
(r)
.............. 1,116 1,116,375
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
5.16%, Open (Purchased on
01/18/24 to be repurchased at USD
711,448, collateralized by DISH DBS
Corp., 5.25%, due at 12/01/26, par
and fair value of USD 950,000 and
$748,130, respectively)
(r)
....... USD 710 $ 710,125
RBC Europe Ltd., 3.65%, Open
(Purchased on 10/26/23 to be
repurchased at USD 1,024,528,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 1,080,000 and
$1,112,241, respectively)
(r)
..... EUR 939 1,014,550
Total Borrowed Bond Agreements — 3.0%
(Cost: $31,709,540) .............................. 31,656,734
Commercial Paper — 0.5%
L3Harris Technologies, Inc., 6.22%
,
08/29/24
(a)(s)
............... USD 5,000 4,836,335
Total Commercial Paper — 0.5%
(Cost: $4,828,792) .............................. 4,836,335
Shares
Shares
Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.21%
(t)(u)
.... 80,471,715 80,471,715
Total Money Market Funds — 7.8%
(Cost: $80,471,715) .............................. 80,471,715
Total Short-Term Securities — 11.3%
(Cost: $117,010,047) ............................. 116,964,784
Total Options Purchased — 0.0%
(Cost: $790,637 ) ................................ 570,118
Total Investments Before Options Written and Borrowed Bonds
— 101.2%
(Cost: $1,129,531,549) ........................... 1,047,781,316
Total Options Written — (0.0)%
(Premiums Received — $(36,210)) ................... (30,550)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (2.7)%
Austria — (0.3)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (3,600) (3,419,222)
France — (0.1)%
Paprec Holding SA, 3.50% ,  07/01/28 (1,090) (1,119,065)
Germany — (0.2)%
Vonovia SE, 0.25% ,  09/01/28 ...... (2,500) (2,293,851)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — (0.4)%
Akelius Residential Property Financing
BV, 0.75% ,  02/22/30 ......... EUR (1,850) $ (1,549,953)
Verisure Midholding AB,
5.25% ,  02/15/29 ............ (2,160) (2,224,483)
(3,774,436)
United Kingdom — (0.5)%
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ (1,850) (1,919,523)
Market Bidco Finco plc,
5.50% ,  11/04/27 ............ GBP (1,275) (1,482,504)
Next Group plc, 3.63% ,  05/18/28 ... (1,100) (1,322,870)
(4,724,897)
United States — (1.2)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (3,300) (2,947,768)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(a)
........... (1,300) (1,186,250)
CommScope, Inc.:
6.00% ,  03/01/26 ............ (1,300) (1,126,034)
8.25% ,  03/01/27
(a)
........... (1,950) (854,666)
CrownRock LP, 5.00% ,  05/01/29
(a)
.. (169) (166,899)
DISH DBS Corp., 5.25% ,  12/01/26
(a)
. (950) (748,130)
Frontier Communications Holdings LLC,
6.75% ,  05/01/29
(a)
........... (1,150) (1,019,158)
GN Bondco LLC, 9.50% ,  10/15/31
(a)
. (650) (641,063)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (261) (224,469)
Security
Par (000)
Par (000) Value
United States (continued)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... USD (528) $ (492,312)
Olympus Water US Holding Corp.,
5.38% ,  10/01/29 ............ EUR (804) (762,225)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... USD (156) (127,303)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (321,554)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (309) (285,053)
Staples, Inc., 7.50% ,  04/15/26
(a)
.... (1,350) (1,263,663)
(12,166,547)
Zambia — (0.0)%
First Quantum Minerals Ltd.,
8.63% ,  06/01/31
(a)
........... (400) (367,250)
U.S. Treasury Obligations — (0.4)%
United States — (0.4)%
U.S. Treasury Notes, 0.25% ,  05/31/25 (4,925) (4,656,241)
Total Borrowed Bonds — (3.1)%
(Proceeds: $(32,947,744)) .........................
(32,521,509)
Total Investments Net of Options Written and Borrowed Bonds
— 98.1%
(Cost: $1,096,547,595) ........................... 1,015,229,257
Other Assets Less Liabilities — 1.9% ................... 19,838,463
Net Assets — 100.0% .............................. $ 1,035,067,720
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,254,330, representing 0.22% of its net assets as of period end, and an original cost of $1,955,667.
(i)
Zero-coupon bond.
(j)
Convertible security.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Perpetual security with no stated maturity date.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Affiliate of the Fund.
(u)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 56,350,784 $ 24,120,931
(a)
$ — $ — $ — $ 80,471,715 80,471,715 $ 1,454,184 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... — 2,018,530 (2,059,904) 41,374 — — — — —
$ 41,374 $ — $ 80,471,715 $ 1,454,184 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 54 03/19/24 $ 6,067 $ 164,438
U.S. Treasury Ultra Bond ..................................................... 2 03/19/24 259 15,418
U.S. Treasury 2-Year Note .................................................... 4 03/28/24 823 (2,099)
U.S. Treasury 5-Year Note .................................................... 76 03/28/24 8,242 12,392
190,149
Short Contracts
Euro-Bobl ............................................................... 8 03/07/24 1,025 (9,107)
Euro-Bund .............................................................. 13 03/07/24 1,909 (31,389)
EURO STOXX 50 Index ..................................................... 45 03/15/24 2,262 (34,955)
EURO STOXX Banks Price Index ............................................... 81 03/15/24 532 (5,494)
Russell 2000 E-Mini Index .................................................... 84 03/15/24 8,215 (210,024)
S&P 500 E-Mini Index ....................................................... 1 03/15/24 244 (3,213)
U.S. Treasury 10-Year Note ................................................... 14 03/19/24 1,573 (43,710)
U.S. Treasury 10-Year Ultra Note ............................................... 7 03/19/24 819 (29,837)
(367,729)
$ (177,580)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 79,385 EUR 73,032 Canadian Imperial Bank of Commerce 03/14/24 $ 321
USD 582,892 AUD 862,000 Morgan Stanley & Co. International plc 03/20/24 16,504
USD 18,770 CAD 25,000 Deutsche Bank AG 03/20/24 164
USD 1,250,755 EUR 1,141,000 BNP Paribas SA 03/20/24 15,203
USD 1,579,086 EUR 1,438,493 Citibank NA 03/20/24 21,388
USD 11,836,529 EUR 10,806,766 Deutsche Bank AG 03/20/24 134,231
USD 2,359,268 EUR 2,164,202 JPMorgan Chase Bank NA 03/20/24 15,724
USD 340,235,656 EUR 310,364,291 Morgan Stanley & Co. International plc 03/20/24 4,152,157
USD 2,671,962 EUR 2,435,000 UBS AG 03/20/24 35,179
USD 778,619 GBP 611,000 Deutsche Bank AG 03/20/24 4,010
USD 817,731 GBP 642,915 JPMorgan Chase Bank NA 03/20/24 2,661
USD 1,902,117 GBP 1,493,222 Morgan Stanley & Co. International plc 03/20/24 9,052
USD 73,980 GBP 58,000 State Street Bank and Trust Co. 03/20/24 449
USD 140,730 JPY 19,821,000 BNP Paribas SA 03/21/24 5,027
4,412,070
USD 489,004 EUR 452,576 Deutsche Bank AG 03/14/24 (951)
EUR 894,000 USD 976,218 BNP Paribas SA 03/20/24 (8,134)
EUR 25,569,459 USD 27,990,865 Morgan Stanley & Co. International plc 03/20/24 (302,524)
GBP 2,554,000 USD 3,248,920 BNP Paribas SA 03/20/24 (11,030)
GBP 2,535,000 USD 3,215,187 Morgan Stanley & Co. International plc 03/20/24 (1,385)
USD 58,453,006 GBP 46,186,000 Morgan Stanley & Co. International plc 03/20/24 (100,315)
USD 196,451 GBP 155,000 State Street Bank and Trust Co. 03/20/24 (53)
(424,392)
$ 3,987,678

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Technology Select Sector SPDR Fund ............. 1,000 02/02/24 USD 215.00 USD 19,768 $ 4,500
CBOE Volatility Index ......................... 1,150 02/14/24 USD 20.00 USD 1,650 39,675
CBOE Volatility Index ......................... 1,250 02/14/24 USD 18.00 USD 1,794 58,750
Spirit AeroSystems Holdings, Inc. ................. 200 02/16/24 USD 40.00 USD 549 1,500
Spirit AeroSystems Holdings, Inc. ................. 500 02/16/24 USD 35.00 USD 1,373 6,250
U.S. Treasury 10-Year Note ..................... 100 02/23/24 USD 113.50 USD 10,000 31,250
U.S. Treasury 2-Year Note ..................... 75 02/23/24 USD 103.38 USD 15,000 11,719
U.S. Treasury 5-Year Note ..................... 75 02/23/24 USD 110.25 USD 7,500 6,445
U.S. Treasury 5-Year Note ..................... 100 02/23/24 USD 109.75 USD 10,000 14,063
Paramount Global ........................... 500 03/15/24 USD 22.50 USD 730 6,750
Informatica, Inc. ............................ 650 04/19/24 USD 35.00 USD 1,950 60,126
241,028
Put
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 02/16/24 USD 73.00 USD 7,748 2,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 3,000 02/16/24 USD 75.00 USD 23,244 157,500
iShares Russell 2000 ETF ...................... 300 02/16/24 USD 180.00 USD 5,786 13,800
iShares Russell 2000 ETF ...................... 300 02/16/24 USD 185.00 USD 5,786 30,000
JetBlue Airways Corp. ........................ 750 02/16/24 USD 5.00 USD 398 11,250
VanEck Semiconductor ETF .................... 200 02/16/24 USD 150.00 USD 3,717 2,000
Ford Motor Co. ............................. 750 03/15/24 USD 9.00 USD 879 2,625
Ford Motor Co. ............................. 1,250 03/15/24 USD 8.00 USD 1,465 1,875
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 03/15/24 USD 72.00 USD 5,811 5,250
226,300
$ 467,328
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
JPMorgan Chase Bank
NA 02/21/24 USD 100.50 USD 10,000 $ 3,888
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
JPMorgan Chase Bank
NA 02/21/24 USD 100.50 USD 5,000 1,944
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly Bank of America NA 02/21/24 USD 102.00 USD 10,000 5,231
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly Bank of America NA 02/21/24 USD 102.00 USD 5,000 2,615
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly Barclays Bank plc 03/20/24 USD 102.00 USD 10,000 18,354
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 03/20/24 USD 102.00 USD 10,000 18,354
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 03/20/24 USD 102.00 USD 5,000 9,177
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 02/21/24 USD 104.50 USD 10,000 22,291
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 02/21/24 USD 104.50 USD 5,000 11,146

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 02/21/24 EUR 400.00 EUR 10,000 $ 6,527
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 02/21/24 EUR 400.00 EUR 5,000 3,263
$ 102,790
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 1,150 02/14/24 USD 35.00 USD 1,650 $ (8,625)
CBOE Volatility Index .......................... 1,250 02/14/24 USD 30.00 USD 1,794 (14,375)
(23,000)
Put
iShares Russell 2000 ETF ....................... 300 02/16/24 USD 175.00 USD 5,786 (7,350)
VanEck Semiconductor ETF ..................... 200 02/16/24 USD 130.00 USD 3,717 (200)
(7,550)
$ (30,550)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 % Quarterly 12/20/28 EUR 30,828 $ (2,551,700) $ (984,747) $ (1,566,953)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 Quarterly 12/20/28 EUR 318 (26,322) (10,532) (15,790)
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 1,009 (21,035) (11,953) (9,082)
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 53,306 (1,111,344) (1,015,972) (95,372)
iTraxx Europe Senior Financials Index Series
40.V1 ......................... 1 .00 Quarterly 12/20/28 EUR 3,092 (48,975) (21,134) (27,841)
iTraxx Europe Subordinated Financials Index
Series 40.V1 ..................... 1 .00 Quarterly 12/20/28 EUR 9,636 128,522 281,127 (152,605)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5 .00 Quarterly 12/20/28 USD 12,224 (751,491) (72,710) (678,781)
$ (4,382,345) $ (1,835,921) $ (2,546,424)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 9,678 $ — $ 9,678
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (9,764) — (9,764)
$ (86) $ — $ (86)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Barclays Bank plc 06/20/24 USD 1,000 $ 4,178 $ 25,034 $ (20,856)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 06/20/24 USD 370 1,546 9,527 (7,981)
Pitney Bowes, Inc. ......... 1 .00 Quarterly BNP Paribas SA 06/20/24 USD 750 3,134 17,620 (14,486)
Staples, Inc. ............. 5 .00 Quarterly Barclays Bank plc 06/20/24 USD 500 (849) 11,279 (12,128)
Staples, Inc. ............. 5 .00 Quarterly Goldman Sachs International 06/20/24 USD 525 (891) 10,010 (10,901)
Xerox Corp. ............. 1 .00 Quarterly BNP Paribas SA 06/20/24 USD 1,500 (3,516) 10,993 (14,509)
American Airlines Group, Inc. .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 500 (19,534) (5,164) (14,370)
American Airlines Group, Inc. .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,000 (39,069) (10,328) (28,741)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (11,694) 4,013 (15,707)
Caterpillar, Inc. ........... 1 .00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (115,061) (57,618) (57,443)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/24 USD 10,000 (72,557) (36,698) (35,859)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 1,320 (79,681) (39,390) (40,291)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 880 (53,121) (26,264) (26,857)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (15,334) 9,294 (24,628)
Electricite de France SA ..... 1 .00 Quarterly Citibank NA 06/20/25 EUR 4,530 (50,890) (12,689) (38,201)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 (2,669) 154,661 (157,330)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 37,997 144,912 (106,915)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (10,415) 29,850 (40,265)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (12,498) 27,265 (39,763)
Simon Property Group LP .... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (45,044) 100,483 (145,527)
Grifols SA ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 1,068 (33,225) (5,021) (28,204)
Caterpillar, Inc. ........... 1 .00 Quarterly Goldman Sachs International 12/20/26 USD 5,150 (117,688) (87,775) (29,913)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,201 (27,572) 16,053 (43,625)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (20,638) 12,831 (33,469)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (20,638) 12,831 (33,469)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (32,145) 21,569 (53,714)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (60,884) (37,457) (23,427)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 34,306 131,161 (96,855)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 146,221 155,780 (9,559)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 99,430 103,080 (3,650)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 292,441 433,697 (141,256)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 87,732 98,528 (10,796)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 58,488 63,822 (5,334)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 97,480 101,116 (3,636)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 194,961 273,960 (78,999)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (79,819) 63,587 (143,406)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (55,493) 44,292 (99,785)
UniCredit SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/27 EUR 2,100 29,940 129,384 (99,444)
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 1,939 27,644 108,850 (81,206)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 490 28,755 44,453 (15,698)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 48,708 75,567 (26,859)
Altice France SA .......... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,230 379,199 442,338 (63,139)
Altice France SA .......... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,690 287,375 251,671 35,704
Altice France SA .......... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,131 192,320 168,427 23,893
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 482 5,562 (5,080)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 131 539 6,576 (6,037)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 352 1,449 16,734 (15,285)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 2,470 44,030 (41,560)
Intrum AB ............... 5 .00 Quarterly Goldman Sachs International 06/20/28 EUR 254 67,006 49,024 17,982
Intrum AB ............... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 254 67,006 52,784 14,222
Intrum AB ............... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 606 159,864 126,128 33,736
Novafives SAS ........... 5 .00 Quarterly Goldman Sachs International 06/20/28 EUR 654 (35,550) 19,778 (55,328)
Novafives SAS ........... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,162 (63,164) 50,008 (113,172)
Novafives SAS ........... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/28 EUR 436 (23,700) 5,499 (29,199)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,150 150,069 161,480 (11,411)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/28 USD 750 164,714 237,558 (72,844)
UBS Group AG ........... 1 .00 Quarterly BNP Paribas SA 06/20/28 EUR 133 (2,461) 5,267 (7,728)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (2,165) 6,155 (8,320)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 112 (2,072) 5,239 (7,311)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,000 (18,503) 31,363 (49,866)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 38 (703) 1,851 (2,554)
BASF SE ............... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 7,867 (196,454) (139,911) (56,543)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BMW Finance NV ......... 1 .00 % Quarterly Morgan Stanley & Co. International plc 12/20/28 EUR 7,900 $ (192,987) $ (134,671) $ (58,316)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 (1,313) (957) (356)
DSM BV ................ 1 .00 Quarterly Barclays Bank plc 12/20/28 EUR 4,025 (168,165) (147,438) (20,727)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,711 17,793 67,989 (50,196)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 63,453 152,099 (88,646)
General Motors Co. ........ 5 .00 Quarterly Goldman Sachs International 12/20/28 USD 5,549 (910,870) (669,769) (241,101)
Grifols SA ............... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,070 (2,518) 10,983 (13,501)
Grifols SA ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 EUR 1,062 (2,499) 51,651 (54,150)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 3,000 (409,632) (187,372) (222,260)
Novafives SAS ........... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 690 (34,185) 4,701 (38,886)
Paramount Global ......... 1 .00 Quarterly Goldman Sachs International 12/20/28 USD 600 29,066 28,468 598
Picard Bondco SA ......... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,069 (51,947) (13,000) (38,947)
Republic of Panama ........ 1 .00 Quarterly Barclays Bank plc 12/20/28 USD 1,000 41,497 30,870 10,627
Republic of Panama ........ 1 .00 Quarterly Goldman Sachs International 12/20/28 USD 1,000 41,497 32,965 8,532
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 500 20,749 18,475 2,274
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/28 USD 3,000 (20,166) 49,580 (69,746)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/28 USD 1,500 (10,083) 11,290 (21,373)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/28 USD 10,070 (67,692) 75,791 (143,483)
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 3,350 (631,691) (544,091) (87,600)
Stena AB ............... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 890 (112,993) (98,978) (14,015)
Stena AB ............... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 1,062 (134,830) (116,185) (18,645)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 EUR 665 (84,427) (65,912) (18,515)
STMicroelectronics NV ...... 1 .00 Quarterly Bank of America NA 12/20/28 EUR 12,833 (470,110) (406,184) (63,926)
Tesco plc ............... 1 .00 Quarterly Goldman Sachs International 12/20/28 EUR 8,300 (186,954) (113,041) (73,913)
Volvo Car AB ............ 5 .00 Quarterly Goldman Sachs International 12/20/28 EUR 1,068 (135,036) (128,778) (6,258)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 170 15,350 20,156 (4,806)
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 330 29,798 39,126 (9,328)
$ – $ – $ –
$ (2,029,138) $ 1,642,427 $ (3,671,565)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly Deutsche Bank AG 06/20/24 BBB+ USD 10,000 $ 37,866 $ 10,271 $ 27,595
Verizon Communications,
Inc. ............. 1 .00 Quarterly Deutsche Bank AG 06/20/24 BBB+ USD 15,000 56,799 15,275 41,524
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 CCC+ EUR 420 (21,243) (30,499) 9,256
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 2,230 (58,969) (128,683) 69,714
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 667 45,806 34,732 11,074
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,300 89,321 65,565 23,756
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 151,159 114,107 37,052
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,000 137,417 90,927 46,490
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 206,125 125,183 80,942
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,047 (104,689) (32,843) (71,846)
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 41,759 38,296 3,463
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 69,598 63,795 5,803
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 153,116 134,194 18,922
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 41,759 38,620 3,139
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,000 (15,157) (201,672) 186,515
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 125 (12,790) (21,772) 8,982

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5 .00 % Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 182 $ (18,643) $ (31,730) $ 13,087
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 248 (25,456) (44,600) 19,144
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 377 (38,626) (66,684) 28,058
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 800 116,936 (20,119) 137,055
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 NR EUR 942 137,693 (26,125) 163,818
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/28 BB USD 2,000 341,214 268,173 73,041
Amkor Technology, Inc. .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 341,214 258,606 82,608
Amkor Technology, Inc. .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 341,214 264,099 77,115
HCA, Inc. ........... 5 .00 Quarterly Deutsche Bank AG 06/20/28 BBB- USD 3,000 538,747 473,558 65,189
Tenet Healthcare Corp. .. 5 .00 Quarterly BNP Paribas SA 06/20/28 B- USD 1,300 158,807 108,389 50,418
Air France-KLM ....... 5 .00 Quarterly Citibank NA 12/20/28 BB+ EUR 1,069 138,981 131,068 7,913
Ford Motor Co. ....... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 BBB- USD 5,549 774,782 529,612 245,170
Macy's Retail Holdings LLC 1 .00 Quarterly Bank of America NA 12/20/28 BB+ USD 1,000 (117,955) (119,013) 1,058
Macy's Retail Holdings LLC 1 .00 Quarterly BNP Paribas SA 12/20/28 BB+ USD 1,000 (117,955) (100,211) (17,744)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/28 BB- USD 2,000 (63,658) (63,658) —
$ 3,325,172 $ 1,876,861 $ 1,448,311
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/15/24 $ (3,358,479) $ 76,917
(c)
$ (3,289,302) 0 .3%
Monthly
Merrill Lynch
International &
Co.
(d)
02/15/28 (2,164,307) 22,278
(e)
(2,147,565) 0 .2
Monthly
Merrill Lynch
International &
Co.
(f)
02/15/28 (700,556) (22,378)
(g)
(723,518) 0 .4
$ 76,817 $ (6,160,385)
(b) (d) (f)
Range: 15-44 basis points 15-803 basis points 20-100 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) JPMChase
(c)
Amount includes $7,740 of net dividends and financing fees.
(d) Merill L

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

(e)
Amount includes $5,536 of net dividends and financing fees.
(f) Merill Lynch
(g)
Amount includes $584 of net dividends and financing fees.
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 15, 2024:
Shares Value
% of Basket
Value
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (10,534) $ (816,174) 24 .8%
Vanguard Intermediate-Term
Corporate Bond ETF ..... (16,935) (1,375,799) 41 .8
(2,191,973)
Common Stocks
United States
Atlantic Union Bankshares Corp. (1,820) (62,171) 1 .9
Bank of Hawaii Corp. ....... (1,296) (81,946) 2 .5
Banner Corp. ............ (700) (32,606) 1 .0
Columbia Banking System, Inc. (1,345) (27,115) 0 .8
Community Bank System, Inc. . (1,263) (57,808) 1 .8
Cullen/Frost Bankers, Inc. ... (290) (30,775) 0 .9
CVB Financial Corp. ....... (4,350) (72,949) 2 .2
Dime Community Bancshares,
Inc. ................. (121) (2,760) 0 .1
First Bancorp ............ (969) (33,489) 1 .0
Glacier Bancorp, Inc. ....... (1,476) (57,062) 1 .7
Independent Bank Group, Inc. . (2,066) (99,891) 3 .0
Lakeland Bancorp, Inc. ..... (2,368) (31,471) 1 .0
OceanFirst Financial Corp. ... (1,551) (26,724) 0 .8
Old National Bancorp ...... (3,444) (56,723) 1 .7
Provident Financial Services,
Inc. ................. (1,991) (32,951) 1 .0
Sandy Spring Bancorp, Inc. .. (1,399) (34,108) 1 .1
Simmons First National Corp. ,
Class A .............. (2,471) (46,974) 1 .4
SouthState Corp. ......... (790) (65,649) 2 .0
Valley National Bancorp ..... (13,253) (127,494) 3 .9
WaFd, Inc. .............. (1,556) (45,186) 1 .4
WesBanco, Inc. .......... (1,130) (33,154) 1 .0
WSFS Financial Corp. ...... (861) (38,323) 1 .2
(1,097,329)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (3,289,302)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Air Transport Services Group,
Inc. ................. (15,000) $ (232,350) 8 .1%
Brandywine Realty Trust .... (5,000) (23,700) 0 .8
Forward Air Corp. ......... (5,000) (221,650) 7 .7
Frontier Communications Parent,
Inc. ................. (27,500) (677,325) 23 .6
JetBlue Airways Corp. ...... (25,000) (132,750) 4 .6
Sabre Corp. ............. (90,000) (369,000) 12 .8
Viasat, Inc. .............. (10,500) (233,415) 8 .1
(1,890,190)
Investment Companies
United States
iShares MSCI Europe Financials
ETF ................ (12,500) (257,375) 9 .0
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (2,147,565)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Liberty Global Ltd. , Class A ... 60,802 $ 1,197,800 ( 41 .7 ) %
Germany
ADLER Group SA ......... 24,330 8,971 ( 0 .3 )
United Kingdom
EnQuest plc ............. 2,969,582 485,472 ( 16 .9 )
United States
Altice USA, Inc. , Class A .... 59,932 146,234 ( 5 .1 )
Total Reference Entity — Long ............ 1,838,477
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (12,998) (1,007,085) 35 .1
iShares Preferred & Income
Securities ETF ......... (48,500) (1,554,910) 54 .2
(2,561,995)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (723,518)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 281,127 $ (2,117,048) $ 9,678 $ (2,556,188) $ —
OTC Swaps ..................................................... 7,491,588 (3,972,300) 1,784,664 (3,931,101) —
Options Written ................................................... N/A N/A 9,819 (4,159) (30,550)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 192,248 $ — $ 192,248
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 4,412,070 — — 4,412,070
Options purchased
Investments at value — unaffiliated
(b)
............ — 102,790 403,851 — 63,477 — 570,118
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 9,678 — 9,678
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 9,177,057 99,195 — — — 9,276,252
$ — $ 9,279,847 $ 503,046 $ 4,412,070 $ 265,403 $ — $ 14,460,366
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 253,686 $ — $ 116,142 $ — $ 369,828
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 424,392 — — 424,392
Options written
Options written at value ..................... — — 30,550 — — — 30,550
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,546,424 — — 9,764 — 2,556,188
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 7,881,023 22,378 — — — 7,903,401
$ — $ 10,427,447 $ 306,614 $ 424,392 $ 125,906 $ — $ 11,284,359
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (152,475) $ — $ 333,883 $ — $ 181,408
Forward foreign currency exchange contracts .... — — — 3,303,171 — — 3,303,171
Options purchased
(a)
..................... — (1,604,875) (2,500,177) — (67,024) — (4,172,076)
Options written ........................ — 1,071,614 1,320,543 — 44,001 — 2,436,158
Swaps .............................. — (2,273,709) (681,606) — 3 — (2,955,312)
$ — $ (2,806,970) $ (2,013,715) $ 3,303,171 $ 310,863 $ — $ (1,206,651)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 799,562 $ — $ (83,173) $ — $ 716,389
Forward foreign currency exchange contracts .... — — — 5,978,529 — — 5,978,529
Options purchased
(b)
..................... — (22,010) 590,085 — (14,996) — 553,079
Options written ........................ — 376,120 (234,772) — — — 141,348
Swaps .............................. — (1,895,252) 313,114 — 40 — (1,582,098)
$ — $ (1,541,142) $ 1,467,989 $ 5,978,529 $ (98,129) $ — $ 5,807,247
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,126,056
Average notional value of contracts — short ................................................................................. $ 16,303,307
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 410,752,303
Average amounts sold — in USD ........................................................................................ $ 28,961,320
Options
Average value of option contracts purchased ................................................................................ $ 1,536,372
Average value of option contracts written ................................................................................... $ 442,102
Average notional value of swaption contracts purchased ......................................................................... $ 153,320,598
Average notional value of swaption contracts written ........................................................................... $ 95,623,446
Credit default swaps
Average notional value — buy protection ................................................................................... $ 258,829,845
Average notional value — sell protection ................................................................................... $ 95,542,895
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 143,110
Average notional value — receives fixed rate ................................................................................ $ 143,110
Total return swaps
Average notional value ............................................................................................... $ 9,407,826
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 303,481 $ 42,161
Forward f oreign currency exchange contracts ................................................................. 4,412,070 424,392
Options
(a)
......................................................................................... 570,118 30,550
Swaps — centrally cleared .............................................................................. 236,414 —
Swaps — OTC
(b)
..................................................................................... 9,276,252 7,903,401
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 14,798,335 $ 8,400,504
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,007,223) (72,711)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 13,791,112 $ 8,327,793
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 301,739 $ (301,739) $ — $ — $ —
Barclays Bank plc ................................ 860,668 (266,282) — (550,000) 44,386
BNP Paribas SA ................................. 640,822 (411,420) — (229,402) —
Canadian Imperial Bank of Commerce .................. 321 — — — 321
Citibank NA .................................... 1,535,446 (781,379) — (651,001) 103,066
Deutsche Bank AG ............................... 855,490 (269,787) — (585,703) —
Goldman Sachs International ........................ 1,653,882 (1,653,882) — — —
JPMorgan Chase Bank NA .......................... 3,278,704 (2,552,478) — (470,000) 256,226
Merrill Lynch International & Co. ...................... 22,278 (22,278) — — —
Morgan Stanley & Co. International plc .................. 4,606,134 (1,218,960) — — 3,387,174
State Street Bank and Trust Co. ...................... 449 (53) — — 396
UBS AG ...................................... 35,179 — — — 35,179
$ 13,791,112 $ (7,478,258) $ — $ (2,486,106) $ 3,826,748
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 618,801 $ (301,739) $ — $ — $ 317,062
Barclays Bank plc ................................ 266,282 (266,282) — — —
BNP Paribas SA ................................. 411,420 (411,420) — — —
Citibank NA .................................... 781,379 (781,379) — — —
Deutsche Bank AG ............................... 269,787 (269,787) — — —
Goldman Sachs International ........................ 2,186,255 (1,653,882) (430,995) — 101,378
JPMorgan Chase Bank NA .......................... 2,552,478 (2,552,478) — — —
Merrill Lynch International & Co. ...................... 22,378 (22,278) — (100) —
Morgan Stanley & Co. International plc .................. 1,218,960 (1,218,960) — — —
State Street Bank and Trust Co. ...................... 53 (53) — — —
$ 8,327,793 $ (7,478,258) $ (430,995) $ (100) $ 418,440
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 103,074,801 $ — $ 103,074,801
Common Stocks
Canada ............................................. — — 14 14
Germany ............................................ 44,692 20,972 — 65,664
Luxembourg .......................................... — — 213,809 213,809
United Kingdom ........................................ 327,307 — 69 327,376

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
United States .......................................... $ 9,458,056 $ 352,240 $ 1,910,084 $ 11,720,380
Corporate Bonds
Australia ............................................. — 186,118 586,337 772,455
Austria .............................................. — 7,944,870 — 7,944,870
Brazil ............................................... — 307,550 — 307,550
Canada ............................................. — 1,226,813 — 1,226,813
Chile ............................................... — 129,675 — 129,675
China ............................................... — 3,457,337 — 3,457,337
Colombia ............................................ — 406,682 — 406,682
Cyprus .............................................. — 1,115,966 — 1,115,966
Czech Republic ........................................ — 2,198,047 — 2,198,047
Dominican Republic ..................................... — 199,938 — 199,938
France .............................................. — 32,004,750 369,599 32,374,349
Germany ............................................ — 38,418,485 433,004 38,851,489
Greece .............................................. — 1,153,756 — 1,153,756
India ............................................... — 207,600 — 207,600
Indonesia ............................................ — 234,220 — 234,220
Ireland .............................................. — 3,057,329 — 3,057,329
Israel ............................................... — 2,245,663 — 2,245,663
Italy ................................................ — 29,136,750 — 29,136,750
Japan ............................................... — 9,833,210 — 9,833,210
Kuwait .............................................. — 192,500 — 192,500
Luxembourg .......................................... — 23,312,128 — 23,312,128
Mexico .............................................. — 130,313 — 130,313
Netherlands ........................................... — 12,227,173 — 12,227,173
Norway .............................................. — 2,909,548 — 2,909,548
Oman ............................................... — 254,000 — 254,000
Portugal ............................................. — 14,585,127 — 14,585,127
Romania ............................................. — 3,419,485 — 3,419,485
Singapore ............................................ — 189,000 — 189,000
Slovenia ............................................. — 3,060,144 — 3,060,144
South Africa ........................................... — 188,790 — 188,790
Spain ............................................... — 22,414,255 735,892 23,150,147
Sweden ............................................. — 7,347,420 — 7,347,420
Switzerland ........................................... — 3,823,825 — 3,823,825
United Arab Emirates .................................... — 925,692 — 925,692
United Kingdom ........................................ — 70,012,451 21,806,998 91,819,449
United States .......................................... — 317,155,548 22,688,727 339,844,275
Zambia .............................................. — 3,158,262 — 3,158,262
Fixed Rate Loan Interests .................................. — 4,057 — 4,057
Floating Rate Loan Interests
Colombia ............................................ — — 148,875 148,875
France .............................................. — 3,016,188 — 3,016,188
Germany ............................................ — 7,377,423 — 7,377,423
Jersey, Channel Islands ................................... — 255,996 — 255,996
Luxembourg .......................................... — 4,621,726 213,104 4,834,830
Netherlands ........................................... — 4,974,211 — 4,974,211
Singapore ............................................ — 67,935 — 67,935
Spain ............................................... — 4,327,512 — 4,327,512
United Kingdom ........................................ — 2,385,501 77,683 2,463,184
United States .......................................... — 51,702,277 12,165,138 63,867,415
Foreign Agency Obligations ................................. — 11,183,166 — 11,183,166
Foreign Government Obligations .............................. — 4,026,257 — 4,026,257
Investment Companies .................................... 215,847 — — 215,847
Non-Agency Mortgage-Backed Securities
United States .......................................... — 28,842,809 3,811,257 32,654,066
Preferred Securities
Spain ............................................... — 2,139,786 — 2,139,786
United States .......................................... — 31,193 3,095,601 3,126,794
U.S. Treasury Obligations ................................... — 4,573,588 — 4,573,588
Warrants .............................................. 17,939 28,776 149,548 196,263
Short-Term Securities
Borrowed Bond Agreements ................................. — 31,656,734 — 31,656,734
Commercial Paper ....................................... — 4,836,335 — 4,836,335
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Money Market Funds ...................................... $ 80,471,715 $ — $ — $ 80,471,715
Options Purchased
Credit contracts .......................................... — 102,790 — 102,790
Equity contracts .......................................... 403,851 — — 403,851
Interest rate contracts ...................................... 63,477 — — 63,477
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 113 113
Liabilities
Borrowed Bonds ......................................... — (32,521,509) — (32,521,509)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (4,370) (4,370)
$ 91,002,884 $ 855,851,184 $ 68,401,482 $ 1,015,255,550
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,685,469 $ — $ 1,685,469
Equity contracts ........................................... — 99,195 — 99,195
Foreign currency exchange contracts ............................ — 4,412,070 — 4,412,070
Interest rate contracts ....................................... 192,248 9,678 — 201,926
Liabilities
Credit contracts ........................................... — (6,455,147) — (6,455,147)
Equity contracts ........................................... (243,787) (62,827) — (306,614)
Foreign currency exchange contracts ............................ — (424,392) — (424,392)
Interest rate contracts ....................................... (116,142) (9,764) — (125,906)
$ (167,681) $ (745,718) $ — $ (913,399)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 .......... $ 5,279,991 $ 1,640,563 $ 66,615,016 $ 2,739 $ 11,362,356 $ 3,586,951 $ 4,369,932 $ — $ 125,966 $ 92,983,514
Transfers into Level 3 .................... — — — — 2,244,375 — — — 13 2,244,388
Transfers out of Level 3 ................... (5,279,991) (305,745) — (2,739) (1,865,757) — — — (28,705) (7,482,937)
Other
(a)
.............................. — 860,228 — — (252,776) — (607,452) — — —
Accrued discounts/premiums ................ — — 38,764 — 7,636 (20,023) — — — 26,377
Net realized gain (loss) ................... — (11) 118,888 — 8,671 — (11) — (668,308) (540,771)
Net change in unrealized appreciation
(depreciation)
(b) (c)
..................... — (285,158) 91,912 — (305,805) 244,329 (666,902) (4,257) 720,582 (205,299)
Purchases ............................ — 214,133 2,790,709 — 3,834,652 3,940,000 212,004 — 16,758 11,008,256
Sales ............................... — (34) (23,034,732) — (2,428,552) (3,940,000) (211,970) — (16,758) (29,632,046)
Closing balance, as of January 31, 2024 ........
$ — $ 2,123,976 $ 46,620,557 $ — $ 12,604,800 $ 3,811,257 $ 3,095,601 $ (4,257) $ 149,548 $ 68,401,482
Net change in unrealized appreciation (depreciation)
on investments still held at January 31, 2024
(c)
..
$ — $ (277,618) $ (44,002) $ — $ (302,128) $ (150,451) $ (713,505) $ (4,257) $ 68,281 $ (1,423,680)
(a)
Certain Level 3 investments were re-classified between Common Stocks, Floating Rate Loan Interests and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Long/Short Credit Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $9,916,531. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 1,909,969 Market Time to Exit 0.2 – 3.0 years 3.0 years
Volatility 55% – 80% 80%
Revenue Multiple 3.75x – 8.00x 4.72x
Corporate Bonds ............................. 46,620,557 Income Discount Rate 6% – 56% 9%
Floating Rate Interests ......................... 2,898,020 Income Discount Rate 7% – 14% 12%
Non-Agency Mortgage-Backed Securities .............. 3,811,257 Income Credit Spread 517 —
Preferred Stocks ............................. 3,095,601 Income Discount Rate 11% —
Market Revenue Multiple 10.25x – 22.00x 15.38x
Direct Profit Multiple 4.50x —
EBITDA Multiple 7.25x —
Time to Exit 0.8 – 3.0 years 2.9 years
Volatility 80% – 90% 85%
Warrants .................................. 149,547 Market Time to Exit 0.2 – 3.0 years 3.0 years
Volatility 37% – 88% 79%
Revenue Multiple 4.00x – 10.25x 9.03x
$ 58,484,951
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities
(unaudited)

January 31, 2024

Financial Statements
BlackRock
Global Long/
Short Credit
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 967,309,601
Investments, at value — affiliated
(b)
.......................................................................................... 80,471,715
Cash ............................................................................................................. 8,537,013
Cash pledged: –
Collateral — borrowed bond agreements .................................................................................... 1,105,000
Collateral — OTC derivatives ............................................................................................ 669,766
Futures contracts .................................................................................................... 1,148,880
Centrally cleared swaps ................................................................................................ 3,176,600
Foreign currency, at value
(c)
............................................................................................... 4,191,282
Receivables: –
Investments sold .................................................................................................... 20,990,527
Options written ...................................................................................................... 10,986
Swaps   .......................................................................................................... 248,188
Capital shares sold ................................................................................................... 5,807,402
Dividends — unaffiliated ............................................................................................... 24,705
Dividends — affiliated ................................................................................................. 301,992
Interest — unaffiliated ................................................................................................. 12,803,454
From the Manager ................................................................................................... 2
Variation margin on futures contracts ....................................................................................... 303,481
Variation margin on centrally cleared swaps .................................................................................. 236,414
Swap premiums paid ................................................................................................... 7,491,588
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 4,412,070
OTC swaps ........................................................................................................ 1,784,664
Unfunded floating rate loan interests ....................................................................................... 113
Prepaid expenses ..................................................................................................... 67,712
Total assets .........................................................................................................
1,121,093,155
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 2,769,659
Borrowed bonds, at value
(d)
............................................................................................... 32,521,509
Options written, at value
(e)
................................................................................................ 30,550
Payables: –
Investments purchased ................................................................................................ 33,645,321
Swaps   .......................................................................................................... 194,587
Administration fees ................................................................................................... 48,106
Capital shares redeemed ............................................................................................... 6,354,916
Interest expense .................................................................................................... 506,708
Investment advisory fees .............................................................................................. 808,606
Trustees' and Officer's fees ............................................................................................. 24,669
Other affiliate fees ................................................................................................... 2,067
Professional fees .................................................................................................... 133,582
Service and distribution fees ............................................................................................. 50,769
Variation margin on futures contracts ....................................................................................... 42,161
Other accrued expenses ............................................................................................... 560,062
Swap premiums received ................................................................................................ 3,972,300
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 424,392
OTC swaps ........................................................................................................ 3,931,101
Unfunded floating rate loan interests ....................................................................................... 4,370
Total liabilities ........................................................................................................
86,025,435
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,035,067,720

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,673,083,459
Accumulated loss ..................................................................................................... (638,015,739)
NET ASSETS ........................................................................................................
$ 1,035,067,720
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,049,059,834
(b)
  Investments, at cost — affiliated ................................................................................... $ 80,471,715
(c)
  Foreign currency, at cost ....................................................................................... $ 4,192,250
(d)
  Proceeds received from borrowed bonds ............................................................................. $ 32,947,744
(e)
  Premiums received ........................................................................................... $ 36,210

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2024

Financial Statements
See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 758,422,085
Shares outstanding ..................................................................................................
84,457,150
Net asset value .....................................................................................................
$ 8.98
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 55,784,276
Shares outstanding ..................................................................................................
6,198,342
Net asset value .....................................................................................................
$ 9.00
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 3,420,875
Shares outstanding ..................................................................................................
380,249
Net asset value .....................................................................................................
$ 9.00
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 217,440,484
Shares outstanding ..................................................................................................
24,204,236
Net asset value .....................................................................................................
$ 8.98
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
(unaudited)
Six Months Ended January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 281,817
Dividends — affiliated ................................................................................................. 1,454,184
Interest — unaffiliated ................................................................................................. 38,095,841
Foreign taxes withheld ................................................................................................ (123)
Total investment income .................................................................................................
39,831,719
EXPENSES
Investment advisory .................................................................................................. 4,944,110
Transfer agent — class specific .......................................................................................... 389,905
Administration ..................................................................................................... 214,462
Accounting services .................................................................................................. 119,382
Service and distribution — class specific .................................................................................... 92,283
Administration — class specific .......................................................................................... 78,244
Professional ....................................................................................................... 70,524
Registration ....................................................................................................... 59,777
Custodian ......................................................................................................... 36,436
Printing and postage ................................................................................................. 26,696
Trustees and Officer .................................................................................................. 8,492
Miscellaneous ...................................................................................................... 263,649
Total expenses excluding dividend expense, and interest expense .....................................................................
6,303,960
Dividends expense — unaffiliated ......................................................................................... 400
Interest expense .................................................................................................... 1,529,901
Total expenses .......................................................................................................
7,834,261
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (27,056)
Fees waived and/or reimbursed by the Manager ............................................................................... (21,210)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (9,469)
Total expenses after fees waived and/or reimbursed ..............................................................................
7,776,526
Net investment income ..................................................................................................
32,055,193
REALIZED AND UNREALIZED GAIN (LOSS) $ 22,720,779
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (17,493,418)
Investments — affiliated ............................................................................................. 41,374
Borrowed bonds .................................................................................................. 1,657,103
Forward foreign currency exchange contracts ............................................................................... 3,303,171
Foreign currency transactions ......................................................................................... (268,251)
Futures contracts .................................................................................................. 181,408
Options written ................................................................................................... 2,436,158
Short sales — unaffiliated ............................................................................................ (227,990)
Swaps ......................................................................................................... (2,955,312)
A
(13,325,757)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 31,284,478
Borrowed bonds .................................................................................................. (680,969)
Forward foreign currency exchange contracts ............................................................................... 5,978,529
Foreign currency translations .......................................................................................... 19,340
Futures contracts .................................................................................................. 716,389
Options written ................................................................................................... 141,348
Short sales — unaffiliated ............................................................................................ 173,776
Swaps ......................................................................................................... (1,582,098)
Unfunded floating rate loan interests ..................................................................................... (4,257)
A
36,046,536
Net realized and unrealized gain ...........................................................................................
22,720,779
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 54,775,972

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Six Months Ended
01/31/24 (unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 32,055,193  $ 59,266,211
Net realized loss .................................................................................. (13,325,757) (137,259,190)
Net change in unrealized appreciation (depreciation) .......................................................... 36,046,536  102,001,892
Net increase in net assets resulting from operations ............................................................. 54,775,972  24,008,913
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (24,041,522) (66,995,894)
Investor A ...................................................................................... (1,678,966) (5,315,056)
Investor C ...................................................................................... (62,946) (433,580)
Class K ....................................................................................... (7,348,283) (20,255,590)
Decrease in net assets resulting from distributions to shareholders ................................................... (33,131,717) (93,000,120)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (74,949,393) (384,466,653)
NET ASSETS
Total decrease in net assets ............................................................................ (53,305,138) (453,457,860)
Beginning of period .................................................................................. 1,088,372,858  1,541,830,718
End of period ......................................................................................
$ 1,035,067,720  $ 1,088,372,858
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Institutional
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .........
$ 8.80  $ 9.26  $ 10.25  $ 9.78  $ 10.05  $ 10.36
Net investment income
(a)
.................
0 .27  0 .43  0 .28  0 .38  0 .37  0 .37
Net realized and unrealized gain (loss) ........
0 .21  ( 0 .19 ) ( 0 .92 ) 0 .48  ( 0 .27 ) ( 0 .10 )
Net increase (decrease) from investment operations 0.48  0.24  (0.64) 0.86  0.10  0.27
Distributions from net investment income
(b)
.... (0.30) (0.70) (0.35) (0.39) (0.37) (0.58)
Net asset value, end of period .............. $ 8.98  $ 8.80  $ 9.26  $ 10.25  $ 9.78  $ 10.05
Total Return
(c)
— — — — — —
Based on net asset value .................. 5.46%
(d)
2.88% (6.42)% 8.95% 0.96%
(e)
2.83%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.50%
(g)
1.49% 1.34% 1.46% 1.85% 2.03%
Total expenses after fees waived and/or reimbursed
1.49%
(g)
1.47% 1.33% 1.45% 1.85% 2.01%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
1.20%
(g)
1.17% 1.12% 1.09% 1.12% 1.07%
Net investment income ...................
6.14%
(g)
4.87% 2.89% 3.80% 3.74% 3.67%
Supplemental Data
Net assets, end of period (000) .............. $ 758,422  $ 783,811  $ 1,077,774  $ 1,202,628  $ 1,223,282  $ 1,747,346
Portfolio turnover rate ..................... 50%
(h)
132%
(h)
149% 156% 232% 226%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Investor A
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ..........
$ 8.81  $ 9.24  $ 10.24  $ 9.76  $ 10.03  $ 10.33
Net investment income
(a)
..................
0 .27  0 .40  0 .26  0 .35  0 .34  0 .34
Net realized and unrealized gain (loss) .........
0 .19  ( 0 .17 ) ( 0 .93 ) 0 .49  ( 0 .27 ) ( 0 .10 )
Net increase (decrease) from investment operations . 0.46  0.23  (0.67) 0.84  0.07  0.24
Distributions from net investment income
(b)
..... (0.27) (0.66) (0.33) (0.36) (0.34) (0.54)
Net asset value, end of period ............... $ 9.00  $ 8.81  $ 9.24  $ 10.24  $ 9.76  $ 10.03
Total Return
(c)
— — — — — —
Based on net asset value ................... 5.31%
(d)
2.76% (6.75)% 8.69% 0.69%
(e)
2.60%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.74%
(g)
1.76% 1.61% 1.73% 2.10% 2.29%
(h)
Total expenses after fees waived and/or reimbursed .
1.70%
(g)
1.70% 1.60% 1.72% 2.10% 2.27%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales .......
1.41%
(g)
1.40% 1.39% 1.36% 1.37% 1.33%
Net investment income ....................
5.93%
(g)
4.50% 2.70% 3.53% 3.49% 3.43%
Supplemental Data
Net assets, end of period (000) ............... $ 55,784  $ 65,580  $ 136,073  $ 86,176  $ 101,727  $ 117,093
Portfolio turnover rate ...................... 50%
(i)
132%
(i)
149% 156% 232% 226%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expense ratio would have been 2.28%.
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investor C
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .........
$ 8.73  $ 9.14  $ 10.09  $ 9.58  $ 9.82  $ 10.12
Net investment income
(a)
.................
0 .23  0 .34  0 .18  0 .27  0 .27  0 .26
Net realized and unrealized gain (loss) ........
0 .21  ( 0 .19 ) ( 0 .91 ) 0 .47  ( 0 .26 ) ( 0 .10 )
Net increase (decrease) from investment operations 0.44  0.15  (0.73) 0.74  0.01  0.16
Distributions from net investment income
(b)
.... (0.17) (0.56) (0.22) (0.23) (0.25) (0.46)
Net asset value, end of period .............. $ 9.00  $ 8.73  $ 9.14  $ 10.09  $ 9.58  $ 9.82
Total Return
(c)
— — — — — —
Based on net asset value .................. 5.02%
(d)
1.84% (7.37)% 7.75% 0.03%
(e)
1.72%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
2.52%
(g) (h)
2.51% 2.37% 2.50% 2.86% 3.05%
(i)
Total expenses after fees waived and/or reimbursed
2.46%
(g) (h)
2.45% 2.36% 2.49% 2.86% 3.03%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
2.17%
(g) (h)
2.15% 2.15% 2.13% 2.13% 2.09%
Net investment income ...................
5.17%
(h)
3.82% 1.88% 2.71% 2.75% 2.65%
Supplemental Data
Net assets, end of period (000) .............. $ 3,421  $ 4,735  $ 9,827  $ 18,771  $ 29,291  $ 68,930
Portfolio turnover rate ..................... 50%
(j)
132%
(j)
149% 156% 232% 226%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 2.50%, 2.44% and 2.15%, respectively.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Class K
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .........
$ 8.81  $ 9.27  $ 10.26  $ 9.79  $ 10.06  $ 10.37
Net investment income
(a)
.................
0 .28  0 .44  0 .29  0 .39  0 .38  0 .38
Net realized and unrealized gain (loss) ........
0 .19  ( 0 .20 ) ( 0 .92 ) 0 .48  ( 0 .27 ) ( 0 .11 )
Net increase (decrease) from investment operations 0.47  0.24  (0.63) 0.87  0.11  0.27
Distributions from net investment income
(b)
.... (0.30) (0.70) (0.36) (0.40) (0.38) (0.58)
Net asset value, end of period .............. $ 8.98  $ 8.81  $ 9.27  $ 10.26  $ 9.79  $ 10.06
Total Return
(c)
— — — — — —
Based on net asset value .................. 5.43%
(d)
2.98% (6.35)% 9.02% 1.04%
(e)
2.91%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.41%
(g)
1.40% 1.26% 1.39% 1.77% 1.96%
Total expenses after fees waived and/or reimbursed
1.41%
(g)
1.38% 1.26% 1.38% 1.76% 1.94%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
1.11%
(g)
1.09% 1.05% 1.02% 1.04% 1.00%
Net investment income ...................
6.23%
(g)
4.95% 2.97% 3.85% 3.85% 3.75%
Supplemental Data
Net assets, end of period (000) .............. $ 217,440  $ 234,247  $ 318,157  $ 299,722  $ 399,165  $ 1,104,061
Portfolio turnover rate ..................... 50%
(h)
132%
(h)
149% 156% 232% 226%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees’ had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement(s) of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/
Short Credit Fund
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Term
Loan ......................................... $ 390,168 $ (4,370) $ 385,798 $ (4,370)
BlackRock Global Long/
Short Credit Fund Helios Service Partners LLC, Delayed Draw 2nd Lien Term Loan . 87,063 113 86,523 113
$ (4,257)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended January 31, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were $622,770 and 4.82%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 8,779,643 $ (9,295,478) $ (515,835) $ — $ — $ — $ 515,835 $ 515,835 $ —
Barclays Capital, Inc. ............ 226,744 (226,790) (46) — — — — — (46)
BNP Paribas SA ............... 1,371,617 (1,461,508) (89,891) — — — — — (89,891)
BofA Securities, Inc. ............. 1,289,250 (1,293,817) (4,567) — — — — — (4,567)
Deutsche Bank Securities, Inc. ...... 4,654,125 (4,658,360) (4,235) — — — — — (4,235)
Goldman Sachs International ....... 1,066,244 (1,140,551) (74,307) — — — — — (74,307)
J.P. Morgan Securities LLC ........ 341,124 (373,094) (31,970) — — — — — (31,970)
J.P. Morgan Securities plc ......... 6,543,154 (6,859,546) (316,392) — — — 250,000 250,000 (66,392)
Merrill Lynch International ......... 1,505,302 (1,482,504) 22,798 — — — — — 22,798
Nomura Securities International, Inc. .. 3,038,481 (3,122,344) (83,863) — — — 83,863 83,863 —
RBC Capital Markets LLC ......... 1,826,500 (1,973,675) (147,175) — — — — — (147,175)
RBC Europe Ltd. ............... 1,014,550 (1,140,550) (126,000) — — — — — (126,000)
$ 31,656,734 $ (33,028,217) $ (1,371,483) $ — $ — $ — $ 849,698 $ 849,698 $ (521,785)
...........................................
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $506,708 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended January 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the six months ended January 31, 2024, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2024, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  January 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $79 .
For the six months ended January 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2024, the amount waived was $20,959.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2024, the
Manager waived $251.
Share Class
Service and
Distribution
Fees - class
specific
Investor A ........................................................................................................ $ 72,451
Investor C ........................................................................................................ 19,832
$ 92,283
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 56,736 $ 4,347 $ 297 $ 16,864 $ 78,244
Institutional ............................................................................................................. $ 392
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 959 $ 433 $ 279 $ 334 $ 2,005
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 360,237 $ 24,787 $ 2,058 $ 2,823 $ 389,905
Fund Name Investor A Investor C
BlackRock Global Long/Short Credit Fund ............................................................................. $ 2,816 $ 10

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2024, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of July 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(523,382,211) and qualified ordinary late-year losses of $(4,595,330).
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1.20% 1.40% 2.15% 1.15%
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 23,747 $ 1,367
Investor A ..................................................................................... 3,050 7,349
Investor C ..................................................................................... 259 753
$ 27,056 $ 9,469
U.S. Government Securities Other Securities
Fund Name Sales Purchases Sales
BlackRock Global Long/Short Credit Fund ..................................... $ 5,540,660 $ 471,610,833 $ 564,774,659

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 1,136,807,797 $ 29,655,130 $ (119,132,565) $ (89,477,435)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Long/Short Credit Fund
Institutional
Shares sold .............................................
13,549,484 $ 120,732,265 32,070,701 $ 284,550,002
Shares issued in reinvestment of distributions ........................
2,226,143 19,679,102 6,464,375 54,430,040
Shares redeemed .........................................
(20,390,990) (181,543,835) (65,878,345) (584,133,352)
(4,615,363) $ (41,132,468) (27,343,269) $ (245,153,310)
Investor A
Shares sold and automatic conversion of shares .......................
866,746 $ 7,717,746 1,780,436 $ 15,948,428
Shares issued in reinvestment of distributions ........................
169,697 1,503,513 564,634 4,765,509
Shares redeemed .........................................
(2,285,022) (20,309,629) (9,617,384) (85,960,296)
(1,248,579) $ (11,088,370) (7,272,314) $ (65,246,359)
Investor C
Shares sold .............................................
24,288 $ 215,471 50,419 $ 436,299
Shares issued in reinvestment of distributions ........................
7,038 62,428 51,209 430,667
Shares redeemed and automatic conversion of shares ..................
(193,239) (1,706,526) (634,856) (5,582,929)
(161,913) $ (1,428,627) (533,228) $ (4,715,963)
Class K
Shares sold .............................................
2,496,522 $ 22,266,786 6,862,326 $ 60,444,858
Shares issued in reinvestment of distributions ........................
126,460 1,119,173 343,658 2,897,041
Shares redeemed .........................................
(5,014,984) (44,685,887) (14,940,513) (132,692,920)
(2,392,002) $ (21,299,928) (7,734,529) $ (69,351,021)
(8,417,857) $ (74,949,393) (42,883,340) $ (384,466,653)

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds IV (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Global Long/Short Credit Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30,
2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
BlackRock Funds IV
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect Trustees to the Trust's Board.
Shareholders elected the Trustees* as follows:
Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester,
Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi's term as a Board Member of the Fund ended on December
31, 2023.
* Denotes Trust-wide proposal and voting results.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Withheld
Lorenzo A. Flores 648,213,833 3,662,109
Stayce D. Harris 648,081,519 3,794,423
J. Phillip Holloman 647,962,752 3,913,190
Arthur P. Steinmetz 647,741,031 4,134,911

Additional Information
(continued)
2024
BlackRock Semi-Annual Report to Shareholders

Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CSGLSCMT-1/24-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: March 22, 2024